UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2021

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
August 31, 2021
MFS®  Diversified
Income Fund
DIF-SEM

MFS® Diversified
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, and steepened the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though policymakers and investors think most of the price hikes will prove transitory.
Since midyear, the spread of the Delta variant of the coronavirus has slowed economic growth while markets have focused on a regulatory crackdown in China, which, when coupled with stress in that country's property development sector, has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
October 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Prologis, Inc., REIT	1.7%
Equinix, Inc., REIT	1.2%
Extra Space Storage, Inc., REIT	1.1%
Roche Holding AG	1.0%
Johnson & Johnson	1.0%
Welltower, Inc., REIT	1.0%
AvalonBay Communities, Inc., REIT	0.9%
Merck & Co., Inc.	0.9%
Schneider Electric SE	0.9%
U.S. Treasury Ultra Bond Future - DEC 2021	(1.4)%
GICS equity sectors (g)(i)
Real Estate	17.7%
Health Care	4.6%
Consumer Staples	3.7%
Financials	3.5%
Information Technology	2.8%
Industrials	2.5%
Communication Services	1.5%
Materials	1.3%
Utilities	1.2%
Energy	0.8%
Consumer Discretionary	0.6%
ETFs	0.4%
Convertible Debt	0.2%
Equity Warrants (o)	0.0%
Fixed income sectors (i)
High Yield Corporates	23.5%
Emerging Markets Bonds	18.0%
Investment Grade Corporates	8.8%
Mortgage-Backed Securities	3.1%
U.S. Treasury Securities	2.7%
Collateralized Debt Obligations	0.3%
Municipal Bonds	0.2%
Commercial Mortgage-Backed Securities	0.2%
U.S. Government Agencies	0.1%
Non-U.S. Government Bonds	0.1%
Asset-Backed Securities (o)	0.0%

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	0.4%
AA	1.2%
A	3.2%
BBB	10.1%
BB	18.2%
B	13.7%
CCC	3.7%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	2.6%
Federal Agencies	3.2%
Not Rated	18.2%
Non-Fixed Income	23.3%
Cash & Cash Equivalents	2.3%
Other	(0.1)%
Issuer country weightings (i)(x)
United States	64.3%
United Kingdom	2.4%
Canada	2.2%
Switzerland	2.1%
China	1.9%
Japan	1.9%
Mexico	1.3%
Brasil	1.1%
France	1.1%
Other Countries	21.7%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2021 through August 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/21	Ending Account Value 8/31/21	Expenses Paid During Period (p) 3/01/21-8/31/21
A	Actual	0.97%	$1,000.00	$1,076.42	$5.08
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94
C	Actual	1.72%	$1,000.00	$1,071.66	$8.98
	Hypothetical (h)	1.72%	$1,000.00	$1,016.53	$8.74
I	Actual	0.72%	$1,000.00	$1,077.75	$3.77
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67
R1	Actual	1.72%	$1,000.00	$1,072.47	$8.98
	Hypothetical (h)	1.72%	$1,000.00	$1,016.53	$8.74
R2	Actual	1.22%	$1,000.00	$1,075.08	$6.38
	Hypothetical (h)	1.22%	$1,000.00	$1,019.06	$6.21
R3	Actual	0.97%	$1,000.00	$1,076.36	$5.08
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94
R4	Actual	0.73%	$1,000.00	$1,077.69	$3.82
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
R6	Actual	0.64%	$1,000.00	$1,078.22	$3.35
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 40.0%
Alcoholic Beverages – 0.1%
Kirin Holdings Co. Ltd.	195,300	$ 3,539,774
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	20,433	$ 2,253,599
Automotive – 0.4%
Magna International, Inc.	164,768	$ 13,011,402
Zhengzhou Yutong Bus Co. Ltd., “A”	708,775	1,348,857
		$14,360,259
Biotechnology – 0.3%
Biogen, Inc. (a)	12,442	$ 4,216,718
Gilead Sciences, Inc.	76,904	5,597,073
		$9,813,791
Brokerage & Asset Managers – 0.1%
IG Group Holdings PLC	177,130	$ 2,280,632
Business Services – 0.1%
Amdocs Ltd.	69,983	$ 5,390,790
Chemicals – 0.2%
Eastman Chemical Co.	49,978	$ 5,655,510
Computer Software – 0.5%
Adobe Systems, Inc. (a)	4,622	$ 3,067,621
Microsoft Corp.	53,201	16,060,318
		$19,127,939
Computer Software - Systems – 1.4%
Asustek Computer, Inc.	152,000	$ 1,777,040
Compal Electronics	2,107,000	1,741,039
Fujitsu Ltd.	17,000	3,136,845
Hitachi Ltd.	434,200	24,015,880
Hon Hai Precision Industry Co. Ltd.	2,125,000	8,511,195
Samsung Electronics Co. Ltd.	185,766	12,288,803
		$51,470,802
Construction – 2.6%
American Homes 4 Rent, “A”, REIT	604,126	$ 25,337,044
AvalonBay Communities, Inc., REIT	145,244	33,345,118
D.R. Horton, Inc.	20,852	1,993,868
ICA Tenedora S.A. de C.V. (a)	560,019	2,307,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	158,885	$ 30,564,708
		$93,548,342
Consumer Products – 1.1%
Colgate-Palmolive Co.	201,477	$ 15,705,132
Kimberly-Clark Corp.	163,437	22,523,253
		$38,228,385
Containers – 0.3%
Graphic Packaging Holding Co.	452,378	$ 9,282,797
Electrical Equipment – 0.9%
Schneider Electric SE	172,317	$ 30,783,997
Electronics – 1.2%
Intel Corp.	244,503	$ 13,217,832
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	174,301	20,743,562
Texas Instruments, Inc.	46,457	8,869,106
		$42,830,500
Energy - Independent – 0.1%
China Shenhua Energy Co. Ltd.	2,439,000	$ 5,400,174
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	33,466,000	$ 16,222,132
LUKOIL PJSC, ADR	13,716	1,162,568
		$17,384,700
Food & Beverages – 1.3%
General Mills, Inc.	368,964	$ 21,329,809
J.M. Smucker Co.	174,016	21,520,558
JBS S.A.	368,677	2,222,415
		$45,072,782
Food & Drug Stores – 0.1%
Albertsons Cos., Inc., “A” (l)	176,907	$ 5,370,897
Forest & Paper Products – 0.2%
Rayonier, Inc., REIT	219,487	$ 8,072,732
General Merchandise – 0.3%
BIM Birlesik Magazalar A.S.	607,140	$ 5,245,357
Wal-Mart de Mexico S.A.B. de C.V.	1,342,662	4,777,267
		$10,022,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.5%
Equitable Holdings, Inc.	242,723	$ 7,526,840
Hartford Financial Services Group, Inc.	80,160	5,388,355
Manulife Financial Corp.	1,118,191	21,776,208
MetLife, Inc.	129,837	8,049,894
NN Group N.V.	24,001	1,246,074
Samsung Fire & Marine Insurance Co. Ltd.	44,310	8,636,906
		$52,624,277
Leisure & Toys – 0.1%
Brunswick Corp.	38,708	$ 3,749,644
Polaris, Inc.	12,508	1,497,958
		$5,247,602
Machinery & Tools – 0.8%
Eaton Corp. PLC	175,620	$ 29,567,383
Major Banks – 1.3%
China Construction Bank Corp.	9,756,000	$ 7,049,704
DBS Group Holdings Ltd.	984,400	21,943,894
Goldman Sachs Group, Inc.	4,497	1,859,554
UBS Group AG	996,827	16,632,833
		$47,485,985
Medical & Health Technology & Services – 2.0%
Encompass Health Corp.	97,597	$ 7,656,485
HCA Healthcare, Inc.	26,536	6,713,077
Medical Properties Trust, Inc., REIT	961,534	19,692,216
Omega Healthcare Investors, Inc., REIT	72,703	2,437,732
Welltower, Inc., REIT	393,292	34,424,849
		$70,924,359
Metals & Mining – 0.8%
ArcelorMittal S.A.	64,133	$ 2,150,212
Fortescue Metals Group Ltd.	453,035	6,959,773
POSCO	5,312	1,543,960
Rio Tinto PLC	212,518	15,725,148
Vale S.A.	166,600	3,179,409
		$29,558,502
Natural Gas - Distribution – 0.2%
Italgas S.p.A.	610,928	$ 4,049,677
UGI Corp.	36,404	1,685,869
		$5,735,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.1%
Enterprise Products Partners LP	164,290	$ 3,657,095
Network & Telecom – 2.4%
CoreSite Realty Corp., REIT	168,663	$ 25,024,529
Equinix, Inc., REIT	52,564	44,335,106
QTS Realty Trust, Inc., REIT, “A”	230,174	17,948,969
		$87,308,604
Other Banks & Diversified Financials – 0.4%
KB Financial Group, Inc.	48,947	$ 2,233,211
Sberbank of Russia, ADR	373,515	6,665,375
SLM Corp.	222,516	4,172,175
Synchrony Financial	47,587	2,367,453
		$15,438,214
Pharmaceuticals – 3.9%
Bayer AG	188,717	$ 10,505,207
Eli Lilly & Co.	51,893	13,403,443
Johnson & Johnson	207,851	35,985,243
Merck & Co., Inc.	404,986	30,896,382
Novartis AG	124,765	11,552,088
Organon & Co.	40,499	1,372,511
Roche Holding AG	93,469	37,535,599
		$141,250,473
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	36,792,338	$ 859,927
Printing & Publishing – 0.0%
Transcontinental, Inc.	75,049	$ 1,452,619
Real Estate – 10.6%
Alexandria Real Estate Equities, Inc., REIT	107,657	$ 22,217,175
Boston Properties, Inc., REIT	101,821	11,504,755
Brixmor Property Group, Inc., REIT	903,615	21,189,772
Douglas Emmett, Inc., REIT	343,776	11,348,046
Empire State Realty Trust, REIT, “A”	366,141	3,760,268
EPR Properties, REIT	57,683	2,927,412
Equity Lifestyle Properties, Inc., REIT	323,759	27,542,178
Extra Space Storage, Inc., REIT	213,769	39,955,564
Host Hotels & Resorts, Inc., REIT (a)	893,246	14,792,154
National Retail Properties, Inc., REIT	337,960	16,090,276
National Storage Affiliates Trust, REIT	30,094	1,722,881
Phillips Edison & Co., REIT	240,985	7,244,009
Prologis, Inc., REIT	466,669	62,841,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Simon Property Group, Inc., REIT	185,076	$ 24,883,468
STAG Industrial, Inc., REIT	536,976	22,687,236
Starwood Property Trust, Inc., REIT	158,631	4,092,680
STORE Capital Corp., REIT	541,158	19,519,569
Sun Communities, Inc., REIT	139,548	28,117,526
Urban Edge Properties, REIT	948,554	17,965,613
VICI Properties, Inc., REIT	742,772	22,959,082
		$383,361,312
Special Products & Services – 0.1%
Tisco Financial Group PCL	1,780,400	$ 5,192,200
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	56,937	$ 16,635,283
KDDI Corp.	708,100	21,690,651
Mobile TeleSystems PJSC, ADR	259,402	2,433,191
Turkcell Iletisim Hizmetleri A.S.	745,895	1,469,996
Vodafone Group PLC	10,944,185	18,350,849
		$60,579,970
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	326,202	$ 6,418,742
PT Telekom Indonesia	11,702,600	2,789,752
		$9,208,494
Tobacco – 0.9%
British American Tobacco PLC	342,264	$ 12,841,628
Imperial Brands PLC	333,932	7,077,125
Japan Tobacco, Inc.	674,100	13,066,566
		$32,985,319
Utilities - Electric Power – 1.1%
CLP Holdings Ltd.	684,000	$ 6,837,845
E.ON SE	642,733	8,483,062
Energias do Brasil S.A.	486,360	1,734,447
Energisa S.A., IEU	137,700	1,181,587
ENGIE Energía Brasil S.A.	227,400	1,651,364
Exelon Corp.	199,046	9,757,235
Iberdrola S.A.	409,638	5,076,222
Transmissora Alianca de Energia Eletrica S.A., IEU	548,121	4,018,579
		$38,740,341
Total Common Stocks (Identified Cost, $1,021,060,461)		$1,441,069,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 33.0%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,818,000	$ 1,992,927
Boeing Co., 5.15%, 5/01/2030	1,797,000	2,126,145
Boeing Co., 3.75%, 2/01/2050	518,000	536,212
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	1,258,000	1,335,556
Raytheon Technologies Corp., 1.9%, 9/01/2031	486,000	480,171
		$6,471,011
Airlines – 0.0%
Azul Investments LLP, 7.25%, 6/15/2026 (n)	$1,050,000	$ 1,015,885
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$652,000	$ 713,692
Asset-Backed & Securitized – 0.5%
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.595% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	$998,500	$ 999,431
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	506,789	506,843
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.767%, 2/15/2054 (i)	3,569,720	441,470
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	6,701,871	568,990
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	6,509,470	443,036
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	7,631,008	748,801
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	515,743	529,879
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.002%, 12/15/2072 (i)(n)	9,477,286	578,206
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	4,834,747	285,873
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	63,617
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	214,184	218,569
KREF Ltd., 2018-FT1, “A”, FLR, 1.163% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	478,500	478,500
KREF Ltd., 2018-FT1, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	526,000	526,000
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.845% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	750,234
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.634% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,401,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	$985,000	$ 985,613
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,242,544
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,592,000	1,608,903
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.025%, 12/15/2051 (i)	9,987,405	515,690
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	2,701,904	259,194
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.481% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,302,533
PFP III Ltd., 2021-7, “AS”, FLR, 1.245% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,383,931	1,379,603
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.326% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,023,287
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.113%, 1/15/2052 (i)(n)	5,871,017	337,026
		$19,195,839
Automotive – 0.4%
Aptiv PLC, 5.4%, 3/15/2049	$1,364,000	$ 1,898,037
Hyundai Capital America, 2.375%, 2/10/2023 (n)	789,000	807,743
Hyundai Capital America, 2.375%, 10/15/2027 (n)	597,000	610,766
Hyundai Capital America, 1.8%, 1/10/2028 (n)	852,000	847,838
Hyundai Capital America, 6.375%, 4/08/2030 (n)	3,373,000	4,386,144
Lear Corp., 3.8%, 9/15/2027	2,009,000	2,236,599
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,818,000	1,957,610
		$12,744,737
Broadcasting – 0.6%
Discovery Communications LLC, 3.625%, 5/15/2030	$1,364,000	$ 1,494,257
Discovery Communications LLC, 4%, 9/15/2055	1,082,000	1,158,359
Prosus N.V., 3.68%, 1/21/2030 (n)	4,984,000	5,188,422
Prosus N.V., 3.061%, 7/13/2031 (n)	1,227,000	1,200,406
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	1,083,284
Prosus N.V., 3.832%, 2/08/2051 (n)	2,834,000	2,566,530
Walt Disney Co., 3.35%, 3/24/2025	1,455,000	1,578,486
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	2,423,765
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,631,134
Weibo Corp., 3.375%, 7/08/2030	1,657,000	1,696,128
		$20,020,771

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.3%
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		$1,598,000	$ 1,654,249
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025		1,548,000	1,602,490
Brookfield Finance, Inc., 2.34%, 1/30/2032		1,906,000	1,905,781
Charles Schwab Corp., 1.95%, 12/01/2031		2,865,000	2,867,565
E*TRADE Financial Corp., 3.8%, 8/24/2027		547,000	613,080
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		2,974,000	2,865,479
Intercontinental Exchange, Inc., 3%, 9/15/2060		591,000	585,505
			$12,094,149
Building – 0.1%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$841,000	$ 946,125
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)		1,252,000	1,288,008
Masco Corp., 4.5%, 5/15/2047		436,000	532,095
Vulcan Materials Co., 3.5%, 6/01/2030		1,246,000	1,386,554
Vulcan Materials Co., 4.5%, 6/15/2047		739,000	911,597
			$5,064,379
Business Services – 0.5%
Equinix, Inc., 2.5%, 5/15/2031		$2,649,000	$ 2,716,287
Equinix, Inc., 3%, 7/15/2050		891,000	866,142
Fiserv, Inc., 4.4%, 7/01/2049		682,000	834,445
Mastercard, Inc., 3.85%, 3/26/2050		1,655,000	2,020,137
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		2,036,000	2,233,058
StoneCo Ltd., 3.95%, 6/16/2028 (n)		1,603,000	1,546,655
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		3,235,000	3,228,860
Visa, Inc., 2.05%, 4/15/2030		909,000	938,668
Visa, Inc., 2.7%, 4/15/2040		1,818,000	1,890,261
			$16,274,513
Cable TV – 0.3%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,842,000	$ 1,955,283
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		3,046,000	4,071,526
Comcast Corp., 3.75%, 4/01/2040		909,000	1,043,739
United Group B.V., 4.625%, 8/15/2028 (n)	EUR	367,000	434,195
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$1,273,000	1,330,285
VTR Finance N.V., 6.375%, 7/15/2028 (n)		2,925,000	3,104,887
			$11,939,915

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.3%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$466,000	$ 477,655
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		1,352,000	1,395,940
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		293,000	302,523
RPM International, Inc., 4.55%, 3/01/2029		217,000	251,169
RPM International, Inc., 4.25%, 1/15/2048		110,000	124,716
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,552,000	1,602,440
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		2,503,000	2,646,923
Sherwin-Williams Co., 3.45%, 6/01/2027		1,409,000	1,556,546
Sherwin-Williams Co., 4.5%, 6/01/2047		1,082,000	1,355,421
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,249,000	1,465,321
			$11,178,654
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050		$3,182,000	$ 3,174,333
VeriSign, Inc., 4.75%, 7/15/2027		1,502,000	1,581,907
			$4,756,240
Computer Software - Systems – 0.2%
Apple, Inc., 2.05%, 9/11/2026		$3,416,000	$ 3,582,556
Apple, Inc., 1.7%, 8/05/2031		2,384,000	2,359,510
Apple, Inc., 2.65%, 5/11/2050		791,000	784,009
			$6,726,075
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030		$1,409,000	$ 1,477,760
Carrier Global Corp., 3.377%, 4/05/2040		1,282,000	1,369,877
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		5,300,000	5,541,203
Otis Worldwide Corp., 2.565%, 2/15/2030		2,127,000	2,222,245
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,927,000	2,243,018
			$12,854,103
Construction – 0.1%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$ 1,583,455
Sunac China Holdings Ltd., 7.5%, 2/01/2024		1,231,000	1,246,141
			$2,829,596
Consumer Products – 0.1%
Mattel, Inc., 3.75%, 4/01/2029 (n)		$873,000	$ 916,475
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		2,516,000	2,648,355
			$3,564,830

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
B2W Digital Lux S.à r.l., 4.375%, 12/20/2030 (n)		$1,498,000	$ 1,498,000
Booking Holdings, Inc., 3.55%, 3/15/2028		1,200,000	1,339,259
Conservation Fund, 3.474%, 12/15/2029		1,031,000	1,104,980
Meituan, 2.125%, 10/28/2025 (n)		865,000	844,769
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,431,273
			$6,218,281
Containers – 0.1%
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$412,000	$ 418,180
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	445,000	539,773
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$2,000,000	1,970,000
			$2,927,953
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$389,000	$ 428,219
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$2,782,000	$ 3,025,623
Broadcom, Inc., 5%, 4/15/2030		1,591,000	1,884,450
Broadcom, Inc., 3.469%, 4/15/2034 (n)		854,000	904,136
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)		1,818,000	1,940,445
			$7,754,654
Emerging Market Quasi-Sovereign – 3.3%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$1,915,000	$ 2,301,255
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		1,651,000	1,745,107
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	348,443
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,512,812
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,578,765
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)		241,000	231,360
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		295,313	318,961
CDBL Funding 1 (People's Republic of China), 4.25%, 12/02/2024		854,000	924,207
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		1,764,000	1,890,022
China Development Bank Financial Leasing Co. Ltd., 2.875%, 9/28/2030		1,618,000	1,654,712
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		1,360,000	1,353,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)	$1,391,000	$ 1,394,144
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	935,000	966,826
Development Bank of Kazakhstan, 4.125%, 12/10/2022	1,663,000	1,728,855
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	2,760,000	3,013,506
Ecopetrol S.A., 5.375%, 6/26/2026	2,155,000	2,376,965
Ecopetrol S.A., 6.875%, 4/29/2030	1,273,000	1,534,309
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170	1,170,000	1,285,245
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	1,694,000	1,943,865
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	2,469,000	2,680,354
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029	448,000	447,328
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)	1,193,000	1,178,064
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	3,292,000	3,655,865
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)	548,000	557,313
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)	2,885,000	3,189,010
Export-Import Bank of India, 3.875%, 2/01/2028 (n)	2,738,000	2,981,223
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	2,354,000	2,229,164
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,193,000	1,218,506
Huarong Finance Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	2,058,000	1,955,100
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	2,640,000	2,588,205
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025	1,689,000	1,891,842
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	1,553,000	1,602,510
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169	1,612,000	1,624,832
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)	2,464,000	2,608,711
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	910,000	1,132,158
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	3,111,000	3,207,431

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044	$2,448,000	$ 2,979,162
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	1,113,000	1,125,882
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	1,279,000	1,290,191
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)	3,227,000	3,323,810
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	1,210,000	1,279,938
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)	1,634,000	1,785,112
Petroleos Mexicanos, 6.49%, 1/23/2027	1,374,000	1,455,588
Petroleos Mexicanos, 6.84%, 1/23/2030	3,174,000	3,304,515
Petroleos Mexicanos, 6.75%, 9/21/2047	1,784,000	1,567,244
Petroleos Mexicanos, 7.69%, 1/23/2050	5,408,000	5,163,396
Petroleos Mexicanos, 6.95%, 1/28/2060	3,229,000	2,848,624
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	1,178,800	1,231,846
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	852,800	925,288
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026	1,293,000	1,332,701
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)	1,905,000	2,076,660
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)	1,191,000	1,417,290
PT Pertamina (Persero) (Republic of Indonesia), 6.45%, 5/30/2044	1,662,000	2,206,687
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)	1,317,000	1,675,224
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)	1,999,000	2,068,466
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,397,000	1,408,684
Qatar Petroleum, 3.125%, 7/12/2041 (n)	1,292,000	1,329,504
Qatar Petroleum, 3.3%, 7/12/2051 (n)	1,053,000	1,087,538
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 1.602%, 6/17/2026 (n)	414,000	414,811
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)	593,000	606,787
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)	1,098,000	1,073,471
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	5,170,000	6,124,899
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	4,129,650

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)		$1,464,000	$ 1,458,364
			$119,541,521
Emerging Market Sovereign – 8.7%
Arab Republic of Egypt, 0%, 12/07/2021	EGP	28,500,000	$ 1,756,291
Arab Republic of Egypt, 6.125%, 1/31/2022		$7,492,000	7,610,673
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		1,218,000	1,272,995
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	2,116,543
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,860,722
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,396,000	1,532,389
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,736,000	1,862,568
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		1,710,000	1,840,388
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	1,532,496
Commonwealth of Bahamas, 8.95%, 10/15/2032		1,130,000	1,228,875
Dominican Republic, 6.875%, 1/29/2026		3,004,000	3,492,150
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,462,053
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	4,077,381
Dominican Republic, 4.875%, 9/23/2032 (n)		3,806,000	3,996,338
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	1,022,050
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	2,321,958
Dominican Republic, 5.875%, 1/30/2060		2,407,000	2,449,147
Federal Republic of Nigeria, 7.625%, 11/21/2025		1,042,000	1,165,435
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,713,665
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		521,000	548,034
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,417,000	1,524,525
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	992,450
Federative Republic of Brazil, 10%, 1/01/2023	BRL	14,946,000	2,939,722
Federative Republic of Brazil, 3.75%, 9/12/2031		$1,249,000	1,230,265
Federative Republic of Brazil, 4.75%, 1/14/2050		1,053,000	996,412
Government of Jamaica, 8%, 3/15/2039		3,225,000	4,579,532
Government of Jamaica, 7.875%, 7/28/2045		1,935,000	2,752,557
Government of Malaysia, 4.065%, 6/15/2050	MYR	12,547,000	2,950,431
Government of Oman, 6.25%, 1/25/2031		$1,488,000	1,622,039
Government of Oman, 7%, 1/25/2051		336,000	349,994
Government of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	700,825
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,854,072
Government of Ukraine, 7.75%, 9/01/2025		4,164,000	4,590,810
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,816,754
Government of Ukraine, 6.876%, 5/21/2029 (n)		2,213,000	2,335,777
Government of Ukraine, 6.876%, 5/21/2029		598,000	631,177
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	1,208,270
Government of Ukraine, 7.253%, 3/15/2033 (n)		$3,003,000	3,180,141

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Government of Ukraine, 7.253%, 3/15/2033		$3,089,000	$ 3,271,214
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		6,063,000	6,902,726
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,565,760
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	1,552,910
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	1,001,000	1,194,814
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$1,562,000	1,542,475
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,638,000	1,584,627
Kingdom of Morocco, 3%, 12/15/2032		1,357,000	1,312,784
Kingdom of Morocco, 4%, 12/15/2050 (n)		1,126,000	1,046,414
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		1,288,000	1,268,922
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	82,019,000	2,002,722
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,844,000	4,509,166
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	53,264,000	1,268,131
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040		82,945,565	2,263,315
Republic of Angola, 9.375%, 5/08/2048		$2,905,000	3,086,249
Republic of Argentina, 0.5%, 7/09/2030		1,517,982	592,332
Republic of Argentina, 1.125%, 7/09/2035		2,781,057	970,617
Republic of Benin, 4.875%, 1/19/2032 (n)	EUR	1,060,000	1,266,844
Republic of Benin, 6.875%, 1/19/2052 (n)		419,000	519,293
Republic of Chile, 5%, 10/01/2028 (n)	CLP	870,000,000	1,156,325
Republic of Chile, 2.55%, 7/27/2033		$1,604,000	1,632,407
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,429,596
Republic of Colombia, 5.75%, 11/03/2027	COP	11,984,300,000	3,075,929
Republic of Colombia, 3.25%, 4/22/2032		$2,274,000	2,219,106
Republic of Costa Rica, 6.125%, 2/19/2031		3,248,000	3,451,032
Republic of Costa Rica, 7.158%, 3/12/2045		1,997,000	2,081,892
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	3,061,269
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)		1,678,000	2,161,454
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		1,724,000	2,075,169
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	2,892,876
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	763,104
Republic of Croatia, 2.75%, 1/27/2030		1,000,000	1,386,473
Republic of Croatia, 1.75%, 3/04/2041		1,325,000	1,655,954
Republic of Ecuador, 0%, 7/31/2030 (n)		$532,211	300,705
Republic of Ecuador, 5%, 7/31/2030		1,965,000	1,758,695
Republic of Ecuador, 1%, 7/31/2035 (n)		3,587,406	2,569,515
Republic of Ecuador, 1%, 7/31/2035		4,219,000	3,021,901
Republic of Ecuador, 0.5%, 7/31/2040 (n)		3,326,765	2,125,004
Republic of Ecuador, 0.5%, 7/31/2040		2,198,000	1,403,994
Republic of El Salvador, 6.375%, 1/18/2027		1,580,000	1,374,616
Republic of Ghana, 7.75%, 4/07/2029 (n)		1,182,000	1,193,413
Republic of Ghana, 8.625%, 4/07/2034 (n)		631,000	638,320

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Ghana, 7.875%, 2/11/2035		$2,325,000	$ 2,235,116
Republic of Ghana, 8.875%, 5/07/2042 (n)		596,000	592,923
Republic of Ghana, 8.75%, 3/11/2061		1,973,000	1,891,910
Republic of Guatemala, 4.9%, 6/01/2030		4,648,000	5,198,834
Republic of Guatemala, 5.375%, 4/24/2032 (n)		880,000	1,015,960
Republic of Guatemala, 6.125%, 6/01/2050		2,624,000	3,144,890
Republic of Hungary, 1.75%, 6/05/2035	EUR	2,896,000	3,688,734
Republic of India, 7.27%, 4/08/2026	INR	269,280,000	3,903,052
Republic of India, 7.26%, 1/14/2029		283,120,000	4,092,021
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	1,261,155
Republic of Indonesia, 7.125%, 6/15/2042	IDR	36,592,000,000	2,651,103
Republic of Indonesia, 4.35%, 1/11/2048		$1,978,000	2,293,059
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,876,824
Republic of Kenya, 8%, 5/22/2032		3,895,000	4,449,890
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	2,234,173
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	2,020,263
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	1,618,000	1,909,002
Republic of Pakistan, 6%, 4/08/2026 (n)		$1,550,000	1,557,363
Republic of Panama, 3.362%, 6/30/2031 (n)		1,539,000	1,565,933
Republic of Panama, 2.252%, 9/29/2032		2,191,000	2,137,145
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	5,110,640
Republic of Paraguay, 5.6%, 3/13/2048		1,226,000	1,471,212
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	2,321,136
Republic of Philippines, 1.2%, 4/28/2033	EUR	2,353,000	2,839,327
Republic of Philippines, 1.75%, 4/28/2041		1,891,000	2,268,478
Republic of Romania, 1.75%, 7/13/2030 (n)		1,556,000	1,844,173
Republic of Romania, 2.124%, 7/16/2031		1,290,000	1,566,535
Republic of Romania, 2%, 1/28/2032 (n)		3,455,000	4,115,456
Republic of Romania, 2%, 1/28/2032		1,150,000	1,369,833
Republic of Romania, 2%, 4/14/2033 (n)		2,181,000	2,563,375
Republic of Romania, 2.75%, 4/14/2041 (n)		1,029,000	1,199,972
Republic of Rwanda, 5.5%, 8/09/2031 (n)		$793,000	816,219
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,358,052
Republic of Senegal, 5.375%, 6/08/2037 (n)		633,000	764,755
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	1,102,943
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	1,566,000	2,061,141
Republic of Serbia, 1.65%, 3/03/2033 (n)		1,574,000	1,839,916
Republic of South Africa, 4.85%, 9/27/2027		$1,734,000	1,858,848
Republic of South Africa, 4.85%, 9/30/2029		1,946,000	2,058,284
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	2,439,732
Republic of South Africa, 8.25%, 3/31/2032		63,469,000	4,031,912
Republic of Sri Lanka, 6.125%, 6/03/2025		$4,379,000	2,890,140
Republic of Sri Lanka, 7.55%, 3/28/2030		2,892,000	1,840,035

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Turkey, 5.6%, 11/14/2024		$2,529,000	$ 2,621,855
Republic of Turkey, 6.375%, 10/14/2025		1,646,000	1,738,999
Republic of Turkey, 4.75%, 1/26/2026		1,172,000	1,168,214
Republic of Turkey, 5.875%, 6/26/2031		1,223,000	1,216,836
Republic of Turkey, 6.625%, 2/17/2045		1,943,000	1,904,140
Republic of Turkey, 5.75%, 5/11/2047		2,106,000	1,873,161
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		1,498,000	1,482,870
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		835,000	833,864
Russian Federation, 4.75%, 5/27/2026		2,800,000	3,175,760
Russian Federation, 4.25%, 6/23/2027		5,600,000	6,288,184
State of Qatar, 3.75%, 4/16/2030 (n)		1,818,000	2,071,131
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	3,131,466
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,614,147
Sultanate of Oman, 6%, 8/01/2029		1,515,000	1,620,132
Sultanate of Oman, 6.75%, 1/17/2048		3,925,000	4,008,406
Sultanate of Oman, 7%, 1/25/2051 (n)		3,249,000	3,384,321
United Mexican States, 2.659%, 5/24/2031		1,818,000	1,806,892
United Mexican States, 1.45%, 10/25/2033	EUR	722,000	818,913
United Mexican States, 4.5%, 1/31/2050		$1,241,000	1,348,731
			$311,827,454
Energy - Independent – 0.6%
Diamondback Energy, Inc., 3.125%, 3/24/2031		$936,000	$ 974,414
Energean Israel Finance Ltd., 4.875%, 3/30/2026		1,724,000	1,764,686
Energean Israel Finance Ltd., 5.375%, 3/30/2028		1,533,000	1,564,472
Hess Corp., 5.8%, 4/01/2047		1,364,000	1,774,018
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		2,841,000	3,175,045
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		1,718,000	1,746,931
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		2,195,000	2,189,513
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,296,886
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,507,000	1,633,510
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		3,178,000	3,257,450
			$20,376,925
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$801,000	$ 1,081,636
Eni S.p.A., 4.75%, 9/12/2028 (n)		1,818,000	2,138,210
			$3,219,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	$1,669,000	$ 1,777,805
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	909,000	985,609
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	855,000	929,070
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,641,278
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	2,255,000	2,311,375
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	2,069,449
Times China Holdings Ltd., 6.75%, 7/08/2025	1,256,000	1,249,900
		$10,964,486
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$2,791,000	$ 3,108,646
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	1,364,000	1,896,102
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	1,588,000	1,648,122
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,036,000	1,296,504
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	1,742,000	1,824,745
Constellation Brands, Inc., 3.5%, 5/09/2027	2,727,000	3,016,421
Constellation Brands, Inc., 3.15%, 8/01/2029	1,527,000	1,649,943
Constellation Brands, Inc., 4.1%, 2/15/2048	2,446,000	2,823,827
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	286,250	288,397
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	1,248,000	1,321,632
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)	1,297,000	1,342,149
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)	1,796,000	1,896,217
JBS Investments II GmbH, 5.75%, 1/15/2028	928,000	979,782
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	1,304,000	1,476,780
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/2029	1,107,000	1,253,677
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	759,000	794,852
SYSCO Corp., 2.4%, 2/15/2030	218,000	224,549
SYSCO Corp., 4.45%, 3/15/2048	391,000	473,756
		$27,316,101
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$1,818,000	$ 1,983,892
Gaming & Lodging – 0.1%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	$1,716,000	$ 1,726,626
Marriott International, Inc., 4.625%, 6/15/2030	455,000	522,871
Marriott International, Inc., 2.85%, 4/15/2031	482,000	491,723
Marriott International, Inc., 3.5%, 10/15/2032	1,164,000	1,242,533
		$3,983,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.2%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)	$2,278,000	$ 2,357,502
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027	1,811,000	1,869,894
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	1,470,000	1,521,450
Howard University, Washington D.C., 2.638%, 10/01/2021	181,000	181,320
Howard University, Washington D.C., 2.738%, 10/01/2022	190,000	193,826
Howard University, Washington D.C., 2.801%, 10/01/2023	209,000	216,978
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	236,305
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	294,084
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	2,089,050
		$8,960,409
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$143,000	$ 148,084
UnitedHealth Group, Inc., 4.625%, 7/15/2035	2,782,000	3,537,645
UnitedHealth Group, Inc., 3.25%, 5/15/2051	477,000	522,574
		$4,208,303
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$1,593,000	$ 1,585,384
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	1,100,000	1,261,390
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	536,000	565,579
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,318,000	1,480,539
Progressive Corp., 4.125%, 4/15/2047	1,427,000	1,784,054
Willis North America, Inc., 3.875%, 9/15/2049	1,818,000	2,053,565
		$8,730,511
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$1,818,000	$ 1,824,817
Government of Bermuda, 3.375%, 8/20/2050 (n)	1,290,000	1,345,857
		$3,170,674
Internet – 0.0%
XP, Inc., 3.25%, 7/01/2026 (n)	$1,819,000	$ 1,776,072
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,018,000	$ 3,365,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$982,000	$ 966,514
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	6,364,000	6,836,174
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	3,227,000	3,544,151
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	1,446,000	1,486,895
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	2,255,000	2,431,367
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,948,262
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,818,000	1,885,406
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	2,273,000	2,250,927
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	2,273,000	2,370,917
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	1,896,000	1,915,400
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	3,637,000	3,739,522
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	4,091,000	4,108,895
HSBC Holdings PLC, 5.25%, 3/14/2044	1,818,000	2,409,582
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	5,000,000	5,558,174
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	909,000	957,769
Kasikornbank PLC (Hong Kong Branch), 3.343% to 10/02/2026, FLR (CMT - 5yr. + 1.7%) to 10/02/2031	1,269,000	1,289,388
Morgan Stanley, 3.125%, 7/27/2026	3,309,000	3,590,690
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	2,782,000	3,116,026
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	1,309,000	1,403,281
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	723,983
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,818,000	1,770,855
UBS Group AG, 3.491%, 5/23/2023 (n)	829,000	847,515
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	3,182,000	3,240,900
		$58,392,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,818,000	$ 1,927,107
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,818,000	1,877,045
Becton, Dickinson and Co., 2.823%, 5/20/2030	3,182,000	3,369,091
HCA, Inc., 5.125%, 6/15/2039	1,600,000	2,015,357
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	3,192,000	4,186,855
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	2,059,827
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	1,407,000	1,437,746
		$16,873,028
Medical Equipment – 0.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$764,000	$ 846,189
Danaher Corp., 2.6%, 10/01/2050	2,027,000	1,979,506
		$2,825,695
Metals & Mining – 0.2%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$2,616,000	$ 2,693,190
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,802,000	1,950,665
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	909,000	907,082
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	918,000	939,466
Petra Diamonds US$ Treasury PLC, 10.5%,(0% cash or 10.5% PIK) 3/08/2026 (n)(p)	1,453,584	1,437,776
		$7,928,179
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$ 901,728
Energy Transfer LP, 3.75%, 5/15/2030	473,000	513,569
Energy Transfer Partners LP, 5.15%, 3/15/2045	1,364,000	1,583,110
Enterprise Products Operating LLC, 3.7%, 1/31/2051	840,000	910,199
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	2,000,000	2,031,429
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	2,156,000	2,153,754
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,779,000	1,806,900
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,631,585
MPLX LP, 4.5%, 4/15/2038	1,655,000	1,892,801
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	1,827,000	1,935,190
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	1,364,000	1,374,132
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	3,055,000	3,432,207
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	927,000	1,073,805
		$21,240,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 3.1%
Fannie Mae, 4.5%, 1/01/2023 - 11/01/2042	$2,004,367	$ 2,231,397
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	4,152,576	4,740,143
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	4,340,824	4,664,291
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	7,362,036	7,799,009
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	758,506	791,558
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	709,940	74,162
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	51,206	58,307
Fannie Mae, 3%, 2/25/2033 (i)	855,847	83,923
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	3,602,668	4,175,925
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	192,797	225,529
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	4,761,269	5,240,477
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	536,054	540,855
Fannie Mae, UMBS, 5.5%, 5/01/2044	585,890	679,601
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	3,571,907	3,745,363
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	1,338,404	1,365,024
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,925,700	2,194,640
Freddie Mac, 1.017%, 4/25/2024 (i)	17,683,079	318,759
Freddie Mac, 0.732%, 7/25/2024 (i)	24,071,609	302,515
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,214,329	1,357,074
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,380,372	1,521,866
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	4,800,132	5,210,131
Freddie Mac, 1.481%, 3/25/2027 (i)	2,188,000	155,708
Freddie Mac, 0.711%, 7/25/2027 (i)	45,363,129	1,416,368
Freddie Mac, 0.562%, 8/25/2027 (i)	34,428,417	828,561
Freddie Mac, 0.427%, 1/25/2028 (i)	63,799,973	1,212,091
Freddie Mac, 0.434%, 1/25/2028 (i)	26,301,096	513,971
Freddie Mac, 0.269%, 2/25/2028 (i)	78,646,610	784,681
Freddie Mac, 2.5%, 3/15/2028	277,614	282,750
Freddie Mac, 0.262%, 4/25/2028 (i)	50,520,625	470,418
Freddie Mac, 3%, 6/15/2028 - 3/01/2047	6,493,128	6,898,904
Freddie Mac, 1.218%, 7/25/2029 (i)	8,111,911	629,354
Freddie Mac, 1.268%, 8/25/2029 (i)	14,242,054	1,158,654
Freddie Mac, 1.915%, 4/25/2030 (i)	3,344,437	477,720
Freddie Mac, 1.984%, 4/25/2030 (i)	8,166,315	1,213,296
Freddie Mac, 1.765%, 5/25/2030 (i)	4,373,949	585,205
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	1,429,756
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,178,385	1,369,291
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	431,246
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	460,651
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	215,568
Freddie Mac, 0.423%, 1/25/2031 (i)	12,741,258	347,785
Freddie Mac, 0.874%, 1/25/2031 (i)	4,987,462	343,543
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	228,425	269,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2/15/2036 (i)	$212,228	$ 38,909
Freddie Mac, 6.5%, 5/01/2037	8,416	9,825
Freddie Mac, 4.5%, 12/15/2040 (i)	79,729	7,682
Freddie Mac, UMBS, 2.5%, 8/01/2040	298,286	315,408
Freddie Mac, UMBS, 3%, 2/01/2050 - 6/01/2050	1,486,116	1,571,941
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	175,386	204,190
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,796,083	3,109,798
Ginnie Mae, 5.698%, 8/20/2034	589,913	673,231
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	1,903,810	2,045,348
Ginnie Mae, 3.5%, 10/20/2041 (i)	343,953	24,768
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	4,085,987	4,401,510
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2051	4,647,365	4,824,504
Ginnie Mae, 4%, 8/16/2042 (i)	378,060	49,923
Ginnie Mae, 3%, 4/20/2045 - 9/20/2047	3,330,725	3,518,752
Ginnie Mae, 5.87%, 4/20/2058	1,763	2,027
Ginnie Mae, 0.558%, 2/16/2059 (i)	1,433,920	61,362
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 10/15/2051	125,000	129,390
Ginnie Mae, TBA, 3.5%, 9/15/2051	1,700,000	1,789,117
Ginnie Mae, TBA, 2%, 9/21/2051	1,425,000	1,454,558
UMBS, TBA, 2.5%, 9/14/2051 - 10/25/2051	3,780,000	3,925,153
UMBS, TBA, 2%, 9/25/2051 - 10/14/2051	14,100,000	14,266,487
UMBS, TBA, 3%, 9/25/2051	1,825,000	1,909,050
		$113,148,513
Municipals – 0.1%
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	$55,000	$ 57,666
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	255,000	267,749
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	599,796	624,542
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,587,074
State of Florida, “A”, 2.154%, 7/01/2030	936,000	960,283
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,373,448
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	210,000	212,872
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	175,000	177,287
		$5,260,921

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.2%
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	$1,893,000	$ 1,922,683
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	2,466,000	2,576,970
NiSource, Inc., 5.65%, 2/01/2045	773,000	1,083,786
		$5,583,439
Network & Telecom – 0.2%
AT&T, Inc., 2.75%, 6/01/2031	$3,309,000	$ 3,467,476
AT&T, Inc., 3.3%, 2/01/2052	1,682,000	1,674,904
AT&T, Inc., 3.55%, 9/15/2055 (n)	519,000	531,066
Verizon Communications, Inc., 2.1%, 3/22/2028	236,000	242,257
Verizon Communications, Inc., 3.15%, 3/22/2030	427,000	463,198
Verizon Communications, Inc., 3.4%, 3/22/2041	864,000	925,681
		$7,304,582
Oil Services – 0.1%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)	$1,259,296	$ 1,296,319
Halliburton Co., 5%, 11/15/2045	909,000	1,092,287
MV24 Capital B.V., 6.748%, 6/01/2034	1,163,477	1,266,457
		$3,655,063
Oils – 0.2%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,740,000	$ 1,957,517
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	1,553,000	1,616,207
Puma International Financing S.A., 5%, 1/24/2026	2,372,000	2,372,000
		$5,945,724
Other Banks & Diversified Financials – 0.7%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	$1,239,000	$ 1,230,277
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,493,871
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	1,081,500
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	4,057,121
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	823,000	906,798
BPCE S.A., 1.652% to 10/6/2025, FLR (SOFR + 1.52%) to 10/06/2026 (n)	2,670,000	2,684,745
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169	1,294,000	1,308,557
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	1,643,000	1,638,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$3,279,000	$ 3,313,495
NBK Tier 1 Financing Ltd., 3.625% to 2/24/2027, FLR (Swap Rate - 6yr. + 2.875%) to 8/24/2169	1,256,000	1,255,030
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,692,191
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,967,989
		$24,630,138
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.1%, 5/15/2030	$2,237,000	$ 2,397,084
Equifax, Inc., 2.35%, 9/15/2031	2,407,000	2,423,307
		$4,820,391
Real Estate - Apartment – 0.1%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$1,118,000	$ 1,122,855
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	1,114,000	1,147,770
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031	1,282,000	1,234,132
		$3,504,757
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$1,314,000	$ 1,302,879
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	1,600,000	1,632,779
		$2,935,658
Real Estate - Other – 0.1%
Lexington Realty Trust Co., 2.7%, 9/15/2030	$1,082,000	$ 1,111,589
Lexington Realty Trust Co., 2.375%, 10/01/2031	450,000	446,159
Sun Communities, Inc., 2.7%, 7/15/2031	1,100,000	1,120,100
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031	1,646,000	1,653,599
		$4,331,447
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$1,573,000	$ 1,780,447
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	597,000	600,149
National Retail Properties, Inc., REIT, 3.5%, 4/15/2051	418,000	444,687
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,909,000	1,944,022
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	373,000	401,414
		$5,170,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Alibaba Group Holding Ltd., 2.125%, 2/09/2031	$1,975,000	$ 1,943,083
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	1,621,000	1,774,421
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	1,154,000	1,175,937
Home Depot, Inc., 3.9%, 6/15/2047	1,773,000	2,132,338
JD.com, Inc., 3.375%, 1/14/2030	1,160,000	1,237,641
Kohl's Corp., 3.375%, 5/01/2031	1,718,000	1,802,594
MercadoLibre, Inc., 2.375%, 1/14/2026	550,000	552,095
MercadoLibre, Inc., 3.125%, 1/14/2031	507,000	500,526
		$11,118,635
Specialty Stores – 0.0%
Nordstrom, Inc., 4.25%, 8/01/2031	$882,000	$ 918,002
Nordstrom, Inc., 5%, 1/15/2044	478,000	475,266
		$1,393,268
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$ 718,963
West African Development Bank, 4.7%, 10/22/2031 (n)	1,855,000	2,037,532
		$2,756,495
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 4%, 6/01/2025	$2,400,000	$ 2,636,567
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,304,000	1,317,470
Crown Castle International Corp., 4.45%, 2/15/2026	799,000	899,226
Crown Castle International Corp., 3.7%, 6/15/2026	3,355,000	3,694,369
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	512,000	533,760
Rogers Communications, Inc., 3.7%, 11/15/2049	1,709,000	1,814,282
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,940,607
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,264,654
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,355,142
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,520,965
		$17,977,042
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$1,694,000	$ 1,777,565
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	737,000	764,623
Cliffton Ltd., 6.25%, 10/25/2025 (n)	1,732,000	1,714,680
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,572,000
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,688,036
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)	1,281,000	1,347,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
ICTSI Treasury B.V., 5.875%, 9/17/2025	$1,055,000	$ 1,234,585
		$11,098,535
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.07%, 3/01/2022	$1,368	$ 1,379
Small Business Administration, 5.16%, 2/01/2028	25,894	28,322
Small Business Administration, 2.21%, 2/01/2033	134,864	141,122
Small Business Administration, 2.22%, 3/01/2033	221,819	230,341
Small Business Administration, 3.15%, 7/01/2033	262,448	281,955
Small Business Administration, 3.16%, 8/01/2033	317,565	341,163
Small Business Administration, 3.62%, 9/01/2033	274,559	298,449
Tennessee Valley Authority, 0.75%, 5/15/2025	1,502,000	1,515,997
		$2,838,728
U.S. Treasury Obligations – 2.6%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$ 139,676
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,846,508
U.S. Treasury Bonds, 1.625%, 5/15/2031	2,940,000	3,031,416
U.S. Treasury Bonds, 1.375%, 11/15/2040	4,091,000	3,786,732
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	8,089,957
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	8,763,830
U.S. Treasury Notes, 1.75%, 6/15/2022	11,589,000	11,741,106
U.S. Treasury Notes, 0.125%, 9/30/2022	6,171,000	6,173,411
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,548,149
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,326,607
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,952,025
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,119,363
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	9,623,304
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	8,889,958
U.S. Treasury Notes, 1.125%, 8/15/2040	6,301,000	5,593,614
		$92,625,656
Utilities - Electric Power – 1.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$ 3,839,461
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,921,875	3,023,650
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,928,140
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,991,503

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	$1,897,000	$ 1,971,932
Alabama Power Co., 3.45%, 10/01/2049	1,609,000	1,786,325
American Electric Power Co., Inc., 2.3%, 3/01/2030	955,000	964,174
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,175,000	1,189,688
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	972,076
Clean Renewable Power, 4.25%, 3/25/2027 (n)	1,545,000	1,568,175
Dominion Energy, Inc., 2.25%, 8/15/2031	1,669,000	1,685,264
Duke Energy Corp., 3.3%, 6/15/2041	1,936,000	2,009,267
Duke Energy Indiana LLC, 2.75%, 4/01/2050	691,000	676,868
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	2,273,000	2,738,428
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,681,569
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	1,416,018
ENGIE Energía Chile S.A., 4.5%, 1/29/2025	1,156,000	1,262,224
Evergy, Inc., 2.9%, 9/15/2029	842,000	899,639
FirstEnergy Corp., 2.65%, 3/01/2030	2,000,000	2,035,000
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,219,000	1,328,710
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,671,000	2,777,578
Listrindo Capital B.V., 4.95%, 9/14/2026	1,877,000	1,920,171
MidAmerican Energy Co., 3.95%, 8/01/2047	1,818,000	2,183,927
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,206,000	1,136,204
Pacific Gas & Electric Co., 4.95%, 7/01/2050	471,000	498,537
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,279,013
Southern California Edison, 4.5%, 9/01/2040	454,000	525,924
Southern California Edison, 2.95%, 2/01/2051	478,000	436,205
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	1,836,000	1,870,975
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	1,119,000	1,235,096
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,307,875	2,428,946
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,580,160
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	4,186,446
Virginia Electric & Power Co., 2.875%, 7/15/2029	2,473,000	2,665,722
		$59,693,015
Utilities - Water – 0.0%
Aegea Finance S.à r.l., 5.75%, 10/10/2024	$1,716,000	$ 1,767,497
Total Bonds (Identified Cost, $1,146,674,954)		$ 1,189,019,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	14,339	$ 1,722,974
Danaher Corp., 4.75%	857	1,860,556
		$3,583,530
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	83,168	$ 3,851,510
Total Convertible Preferred Stocks (Identified Cost, $6,448,138)		$ 7,435,040
Preferred Stocks – 0.2%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd. (Identified Cost, $5,506,462)	109,887	$ 6,710,078
Investment Companies (h) – 26.9%
Bond Funds – 24.7%
MFS High Yield Pooled Portfolio (v)	95,517,726	$ 889,270,032
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	79,460,143	$ 79,460,143
Total Investment Companies (Identified Cost, $895,814,091)		$ 968,730,175
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j) (Identified Cost, $2,631,477)	2,631,477	$ 2,631,477

Other Assets, Less Liabilities – (0.3)%		(11,786,138)
Net Assets – 100.0%		$3,603,809,320

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $968,730,175 and $2,646,865,283, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $400,984,390, representing 11.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	19,359,000	USD	2,969,404	HSBC Bank	10/08/2021	$19,985
COP	11,727,389,450	USD	3,075,633	Goldman Sachs International	9/07/2021	35,010
EUR	1,299,833	USD	1,528,622	Citibank N.A.	10/08/2021	7,299
HUF	384,285,000	USD	1,269,676	Merrill Lynch International	10/08/2021	29,239
IDR	1,754,095,589	USD	119,595	Barclays Bank PLC	9/22/2021	3,176
IDR	21,132,328,000	USD	1,450,400	JPMorgan Chase Bank N.A.	9/22/2021	28,673
INR	92,718,024	USD	1,236,900	Barclays Bank PLC	9/30/2021	29,492

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
MXN	32,724,842	USD	1,615,283	Merrill Lynch International	10/08/2021	$5,915
USD	1,215,946	CLP	924,265,000	Goldman Sachs International	9/27/2021	22,783
USD	57,166,321	EUR	48,331,105	Goldman Sachs International	10/08/2021	56,837
USD	1,844,344	EUR	1,555,222	JPMorgan Chase Bank N.A.	10/08/2021	6,647
						$245,056
Liability Derivatives
BRL	5,402,829	USD	1,044,287	Barclays Bank PLC	10/04/2021	$(4,112)
CLP	519,188,000	USD	704,936	Goldman Sachs International	9/27/2021	(34,699)
CLP	1,426,361,000	USD	1,978,364	Morgan Stanley Capital Services, Inc.	9/27/2021	(137,029)
EUR	1,887,000	USD	2,245,398	Deutsche Bank AG	10/08/2021	(15,662)
EUR	1,358,159	USD	1,605,428	JPMorgan Chase Bank N.A.	10/08/2021	(587)
KRW	4,431,487,000	USD	3,935,461	JPMorgan Chase Bank N.A.	9/29/2021	(114,749)
MYR	4,793,791	USD	1,161,146	Barclays Bank PLC	9/13/2021	(8,559)
RUB	95,372,000	USD	1,296,910	Goldman Sachs International	9/27/2021	(209)
ZAR	23,543,000	USD	1,615,375	State Street Bank Corp.	10/08/2021	(2,771)
USD	1,912,263	BRL	10,256,000	Citibank N.A.	10/04/2021	(62,268)
USD	2,966,078	CNH	19,359,000	Brown Brothers Harriman	10/08/2021	(23,310)
USD	3,060,272	COP	11,727,389,450	Goldman Sachs International	12/01/2021	(35,333)
USD	3,091,353	COP	11,727,389,450	JPMorgan Chase Bank N.A.	9/07/2021	(19,290)
USD	433,148	EUR	367,000	JPMorgan Chase Bank N.A.	10/08/2021	(510)
USD	1,551,088	IDR	22,644,179,000	Citibank N.A.	9/22/2021	(33,801)
USD	2,622,800	IDR	37,938,031,000	Merrill Lynch International	9/22/2021	(32,520)
USD	6,314,344	INR	475,312,208	JPMorgan Chase Bank N.A.	9/30/2021	(177,723)
USD	6,441,259	ZAR	95,230,150	Deutsche Bank AG	10/08/2021	(81,635)
						$(784,767)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	140	$18,683,438	December – 2021	$3,864
U.S. Treasury Note 2 yr	Long	USD	138	30,405,281	December – 2021	23,226
U.S. Treasury Note 5 yr	Long	USD	99	12,248,156	December – 2021	18,563
U.S. Treasury Ultra Bond	Long	USD	21	4,142,906	December – 2021	26,196
						$71,849
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	72	$11,733,750	December – 2021	$(26,057)

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Note 10 yr	Short	USD	338	$50,029,281	December – 2021	$(39,366)
						$(65,423)
At August 31, 2021, the fund had cash collateral of $320,000 and other liquid securities with an aggregate value of $828,786 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 8/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,685,433 of securities on loan (identified cost, $2,182,321,492)	$2,646,865,283
Investments in affiliated issuers, at value (identified cost, $895,814,091)	968,730,175
Cash	3,759,750
Restricted cash for
Forward foreign currency exchange contracts	320,000
Receivables for
Forward foreign currency exchange contracts	245,056
Net daily variation margin on open futures contracts	90,682
Investments sold	3,822,510
Fund shares sold	2,486,773
Interest and dividends	17,722,538
Other assets	63,652
Total assets	$3,644,106,419
Liabilities
Payables for
Distributions	$732,029
Forward foreign currency exchange contracts	784,767
Investments purchased	6,688,026
TBA purchase commitments	23,472,385
Fund shares reacquired	4,969,240
Collateral for securities loaned, at value	2,631,477
Payable to affiliates
Investment adviser	115,241
Administrative services fee	2,618
Shareholder servicing costs	559,719
Distribution and service fees	46,018
Deferred country tax expense payable	46,125
Accrued expenses and other liabilities	249,454
Total liabilities	$40,297,099
Net assets	$3,603,809,320
Net assets consist of
Paid-in capital	$3,070,286,081
Total distributable earnings (loss)	533,523,239
Net assets	$3,603,809,320
Shares of beneficial interest outstanding	258,326,828

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,663,497,416	119,220,588	$13.95
Class C	419,705,322	30,098,322	13.94
Class I	1,209,447,828	86,708,469	13.95
Class R1	268,794	19,286	13.94
Class R2	1,909,837	136,924	13.95
Class R3	24,321,440	1,742,709	13.96
Class R4	8,404,999	602,219	13.96
Class R6	276,253,684	19,798,311	13.95

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.57 [100 / 95.75 x $13.95]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 8/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$26,561,902
Dividends from affiliated issuers	24,836,085
Interest	21,794,072
Other	61,457
Income on securities loaned	7,783
Foreign taxes withheld	(1,145,394)
Total investment income	$72,115,905
Expenses
Management fee	$10,711,056
Distribution and service fees	4,291,724
Shareholder servicing costs	1,597,382
Administrative services fee	237,952
Independent Trustees' compensation	25,966
Custodian fee	168,629
Shareholder communications	112,451
Audit and tax fees	44,432
Legal fees	13,822
Miscellaneous	141,570
Total expenses	$17,344,984
Fees paid indirectly	(479)
Reduction of expenses by investment adviser and distributor	(224,326)
Net expenses	$17,120,179
Net investment income (loss)	$54,995,726

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$40,713,026
Affiliated issuers	475,688
Futures contracts	(208,776)
Forward foreign currency exchange contracts	412,642
Foreign currency	45,848
Net realized gain (loss)	$41,438,428
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $46,125 increase in deferred country tax)	$157,541,274
Affiliated issuers	8,475,180
Futures contracts	(97,943)
Forward foreign currency exchange contracts	(1,221,801)
Translation of assets and liabilities in foreign currencies	(27,673)
Net unrealized gain (loss)	$164,669,037
Net realized and unrealized gain (loss)	$206,107,465
Change in net assets from operations	$261,103,191
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21
Change in net assets
From operations
Net investment income (loss)	$54,995,726	$106,181,817
Net realized gain (loss)	41,438,428	(18,075,299)
Net unrealized gain (loss)	164,669,037	63,447,015
Change in net assets from operations	$261,103,191	$151,553,533
Total distributions to shareholders	$(49,513,804)	$(106,424,048)
Change in net assets from fund share transactions	$(97,896,692)	$(554,489,316)
Total change in net assets	$113,692,695	$(509,359,831)
Net assets
At beginning of period	3,490,116,625	3,999,476,456
At end of period	$3,603,809,320	$3,490,116,625
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.14	$12.86	$12.35	$12.10	$12.28	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.37	$0.37	$0.39	$0.37	$0.39
Net realized and unrealized gain (loss)	0.79	0.28	0.51	0.33	(0.10)	1.08
Total from investment operations	$1.00	$0.65	$0.88	$0.72	$0.27	$1.47
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.34)	$(0.37)	$(0.39)	$(0.39)	$(0.41)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.19)	$(0.37)	$(0.37)	$(0.47)	$(0.45)	$(0.41)
Net asset value, end of period (x)	$13.95	$13.14	$12.86	$12.35	$12.10	$12.28
Total return (%) (r)(s)(t)(x)	7.64(n)	5.28	7.20	6.10	2.19	13.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99(a)	0.99	0.98	0.99	0.99	1.02
Expenses after expense reductions (f)(h)	0.97(a)	0.98	0.97	0.98	0.98	1.00
Net investment income (loss)	3.06(a)	2.97	2.86	3.21	2.97	3.25
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$1,663,497	$1,577,032	$1,540,570	$1,315,625	$1,343,257	$1,321,135
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.14	$12.85	$12.35	$12.09	$12.28	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.28	$0.30	$0.28	$0.30
Net realized and unrealized gain (loss)	0.78	0.29	0.49	0.34	(0.11)	1.08
Total from investment operations	$0.94	$0.57	$0.77	$0.64	$0.17	$1.38
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.27)	$(0.30)	$(0.30)	$(0.32)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.27)	$(0.38)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$13.94	$13.14	$12.85	$12.35	$12.09	$12.28
Total return (%) (r)(s)(t)(x)	7.17(n)	4.57	6.32	5.40	1.34	12.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74(a)	1.74	1.73	1.75	1.74	1.77
Expenses after expense reductions (f)(h)	1.72(a)	1.73	1.72	1.74	1.73	1.75
Net investment income (loss)	2.32(a)	2.27	2.14	2.48	2.23	2.50
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$419,705	$456,806	$724,758	$756,643	$931,292	$1,046,946
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.14	$12.86	$12.35	$12.09	$12.28	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.40	$0.40	$0.42	$0.40	$0.41
Net realized and unrealized gain (loss)	0.79	0.29	0.51	0.34	(0.11)	1.09
Total from investment operations	$1.02	$0.69	$0.91	$0.76	$0.29	$1.50
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.38)	$(0.40)	$(0.42)	$(0.42)	$(0.44)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.21)	$(0.41)	$(0.40)	$(0.50)	$(0.48)	$(0.44)
Net asset value, end of period (x)	$13.95	$13.14	$12.86	$12.35	$12.09	$12.28
Total return (%) (r)(s)(t)(x)	7.77(n)	5.54	7.46	6.45	2.36	13.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74(a)	0.74	0.73	0.74	0.74	0.77
Expenses after expense reductions (f)(h)	0.72(a)	0.73	0.72	0.74	0.73	0.75
Net investment income (loss)	3.31(a)	3.24	3.11	3.47	3.23	3.44
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$1,209,448	$1,156,030	$1,425,004	$1,181,300	$1,371,333	$1,434,280
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.13	$12.85	$12.34	$12.08	$12.26	$11.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.27	$0.31	$0.28	$0.31
Net realized and unrealized gain (loss)	0.79	0.28	0.51	0.33	(0.10)	1.06
Total from investment operations	$0.95	$0.56	$0.78	$0.64	$0.18	$1.37
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.27)	$(0.30)	$(0.30)	$(0.32)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.27)	$(0.38)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$13.94	$13.13	$12.85	$12.34	$12.08	$12.26
Total return (%) (r)(s)(t)(x)	7.25(n)	4.49	6.40	5.40	1.42	12.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74(a)	1.74	1.73	1.75	1.75	1.77
Expenses after expense reductions (f)(h)	1.72(a)	1.73	1.72	1.74	1.74	1.75
Net investment income (loss)	2.31(a)	2.22	2.12	2.57	2.29	2.55
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$269	$241	$214	$193	$573	$938
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.14	$12.86	$12.35	$12.09	$12.28	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.34	$0.36	$0.34	$0.36
Net realized and unrealized gain (loss)	0.79	0.27	0.51	0.34	(0.11)	1.08
Total from investment operations	$0.98	$0.62	$0.85	$0.70	$0.23	$1.44
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.34)	$(0.36)	$(0.36)	$(0.38)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.17)	$(0.34)	$(0.34)	$(0.44)	$(0.42)	$(0.38)
Net asset value, end of period (x)	$13.95	$13.14	$12.86	$12.35	$12.09	$12.28
Total return (%) (r)(s)(t)(x)	7.51(n)	5.01	6.93	5.92	1.85	12.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.24	1.23	1.25	1.24	1.27
Expenses after expense reductions (f)(h)	1.22(a)	1.23	1.22	1.24	1.23	1.25
Net investment income (loss)	2.81(a)	2.78	2.65	2.99	2.73	2.99
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$1,910	$1,830	$3,085	$3,486	$4,396	$4,223
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.15	$12.86	$12.36	$12.10	$12.28	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.37	$0.37	$0.39	$0.37	$0.39
Net realized and unrealized gain (loss)	0.79	0.29	0.50	0.34	(0.10)	1.07
Total from investment operations	$1.00	$0.66	$0.87	$0.73	$0.27	$1.46
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.34)	$(0.37)	$(0.39)	$(0.39)	$(0.41)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.19)	$(0.37)	$(0.37)	$(0.47)	$(0.45)	$(0.41)
Net asset value, end of period (x)	$13.96	$13.15	$12.86	$12.36	$12.10	$12.28
Total return (%) (r)(s)(t)(x)	7.64(n)	5.36	7.11	6.18	2.19	13.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99(a)	0.99	0.98	1.00	0.99	1.02
Expenses after expense reductions (f)(h)	0.97(a)	0.98	0.97	0.99	0.98	1.00
Net investment income (loss)	3.06(a)	2.98	2.86	3.21	2.97	3.24
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$24,321	$22,760	$24,385	$19,159	$20,013	$19,274
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.15	$12.86	$12.36	$12.10	$12.29	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.41	$0.41	$0.41	$0.40	$0.42
Net realized and unrealized gain (loss)	0.79	0.29	0.49	0.35	(0.10)	1.08
Total from investment operations	$1.02	$0.70	$0.90	$0.76	$0.30	$1.50
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.38)	$(0.40)	$(0.42)	$(0.43)	$(0.44)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.21)	$(0.41)	$(0.40)	$(0.50)	$(0.49)	$(0.44)
Net asset value, end of period (x)	$13.96	$13.15	$12.86	$12.36	$12.10	$12.29
Total return (%) (r)(s)(t)(x)	7.77(n)	5.62	7.38	6.45	2.36	13.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74(a)	0.74	0.73	0.74	0.74	0.77
Expenses after expense reductions (f)(h)	0.73(a)	0.73	0.72	0.73	0.73	0.75
Net investment income (loss)	3.32(a)	3.24	3.15	3.43	3.20	3.50
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$8,405	$8,626	$9,783	$10,063	$7,915	$6,179
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$13.14	$12.86	$12.35	$12.10	$12.28	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.42	$0.41	$0.43	$0.38	$0.43
Net realized and unrealized gain (loss)	0.79	0.28	0.51	0.33	(0.06)(g)	1.08
Total from investment operations	$1.02	$0.70	$0.92	$0.76	$0.32	$1.51
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.39)	$(0.41)	$(0.43)	$(0.44)	$(0.45)
From net realized gain	(0.01)	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)
Total distributions declared to shareholders	$(0.21)	$(0.42)	$(0.41)	$(0.51)	$(0.50)	$(0.45)
Net asset value, end of period (x)	$13.95	$13.14	$12.86	$12.35	$12.10	$12.28
Total return (%) (r)(s)(t)(x)	7.82(n)	5.64	7.55	6.46	2.54	13.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65(a)	0.65	0.64	0.65	0.65	0.67
Expenses after expense reductions (f)(h)	0.64(a)	0.64	0.63	0.64	0.64	0.65
Net investment income (loss)	3.40(a)	3.32	3.19	3.55	3.08	3.57
Portfolio turnover	48(n)	111	57	36	44	46
Net assets at end of period (000 omitted)	$276,254	$266,792	$271,679	$218,650	$214,111	$15,036

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency;

Notes to Financial Statements (unaudited) - continued
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments

Notes to Financial Statements (unaudited) - continued
with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for

Notes to Financial Statements (unaudited) - continued
purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$983,722,516	$—	$—	$983,722,516
Switzerland	67,974,119	—	—	67,974,119
Japan	65,449,716	—	—	65,449,716
United Kingdom	57,135,309	—	—	57,135,309
Canada	36,240,229	—	—	36,240,229
France	32,934,209	—	—	32,934,209
Taiwan	32,772,836	—	—	32,772,836
South Korea	31,412,958	—	—	31,412,958
China	30,020,867	—	—	30,020,867
Other Countries	110,051,803	7,499,804	—	117,551,607
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	95,464,384	—	95,464,384
Non - U.S. Sovereign Debt	—	437,296,144	—	437,296,144
Municipal Bonds	—	5,260,921	—	5,260,921
U.S. Corporate Bonds	—	244,544,796	—	244,544,796
Residential Mortgage-Backed Securities	—	113,148,513	—	113,148,513
Commercial Mortgage-Backed Securities	—	7,097,152	—	7,097,152
Asset-Backed Securities (including CDOs)	—	12,098,687	—	12,098,687
Foreign Bonds	—	274,108,843	—	274,108,843
Mutual Funds	971,361,652	—	—	971,361,652
Total	$2,419,076,214	$1,196,519,244	$—	$3,615,595,458
Other Financial Instruments
Futures Contracts – Assets	$71,849	$—	$—	$71,849
Futures Contracts – Liabilities	(65,423)	—	—	(65,423)
Forward Foreign Currency Exchange Contracts – Assets	—	245,056	—	245,056
Forward Foreign Currency Exchange Contracts – Liabilities	—	(784,767)	—	(784,767)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Fixed Income Securities
Balance as of 2/28/21	$0
Realized gain (loss)	(193,010)
Change in unrealized appreciation or depreciation	193,010
Disposition of worthless securities	0
Balance as of 8/31/21	$—
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation

Notes to Financial Statements (unaudited) - continued
in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$71,849	$(65,423)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	245,056	(784,767)
Total		$316,905	$(850,190)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(208,776)	$ —	$ —
Foreign Exchange	—	412,642	—
Equity	—	—	(6,237,000)
Total	$(208,776)	$412,642	$(6,237,000)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(97,943)	$ —	$ —
Foreign Exchange	—	(1,221,801)	—
Equity	—	—	5,819,000
Total	$(97,943)	$(1,221,801)	$5,819,000
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA

Notes to Financial Statements (unaudited) - continued
Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,685,433. The fair value of the fund's investment securities on loan and a related liability of $2,631,477 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan is marked to market daily and daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. The value of the fund's securities on loan net of the related collateral is $53,956 at period end. The collateral shortfall was adjusted for the following business day. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at

Notes to Financial Statements (unaudited) - continued
a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/21
Ordinary income (including any short-term capital gains)	$99,621,041
Long-term capital gains	6,803,007
Total distributions	$106,424,048
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/21
Cost of investments	$3,139,542,543
Gross appreciation	501,805,981
Gross depreciation	(25,753,066)
Net unrealized appreciation (depreciation)	$ 476,052,915
As of 2/28/21
Undistributed ordinary income	10,954,318
Undistributed long-term capital gain	2,490,794
Other temporary differences	(5,556,146)
Net unrealized appreciation (depreciation)	314,044,886
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) - continued
shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/21	Year ended 2/28/21
Class A	$22,506,796	$44,341,535
Class C	4,452,960	13,078,504
Class I	17,880,524	39,272,282
Class R1	2,369	5,201
Class R2	23,981	50,897
Class R3	324,947	703,020
Class R4	125,742	274,982
Class R6	4,196,485	8,697,627
Total	$49,513,804	$106,424,048
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended August 31, 2021, this management fee reduction amounted to $224,166, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2021 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2023. For the six months ended August 31, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,364 for the six months ended August 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,042,196
Class C	0.75%	0.25%	1.00%	1.00%	2,214,081
Class R1	0.75%	0.25%	1.00%	1.00%	1,182
Class R2	0.25%	0.25%	0.50%	0.50%	4,786
Class R3	—	0.25%	0.25%	0.25%	29,479
Total Distribution and Service Fees					$4,291,724
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2021, this rebate amounted to $154 and $6 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2021, were as follows:
Amount
Class A	$15,754
Class C	2,732
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2021, the fee was $96,412, which equated to 0.0054% annually of the fund's average daily net assets. MFSC also receives reimbursement from

Notes to Financial Statements (unaudited) - continued
the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,500,970.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2021 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $389,336. The sales transactions resulted in net realized gains (losses) of $134,131.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2021, this reimbursement amounted to $55,636, which is included in “Other” income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended August 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$793,826,770	$1,141,894,178
Non-U.S. Government securities	870,651,586	623,163,727
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/21		Year ended 2/28/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,258,472	$98,771,435	26,698,817	$334,629,453
Class C	859,885	11,685,729	2,317,040	28,643,678
Class I	7,997,505	108,427,259	21,074,382	260,990,032
Class R1	5,574	76,529	4,179	50,747
Class R2	11,175	152,291	35,647	449,430
Class R3	125,957	1,715,097	274,176	3,430,576
Class R4	82,580	1,109,936	159,223	2,005,362
Class R6	1,959,977	26,641,350	4,833,104	60,253,088
	18,301,125	$248,579,626	55,396,568	$690,452,366
Shares issued to shareholders in reinvestment of distributions
Class A	1,560,017	$21,301,958	3,375,341	$42,228,518
Class C	303,669	4,142,549	946,276	11,795,795
Class I	1,076,697	14,697,975	2,541,818	31,726,946
Class R1	173	2,351	399	4,993
Class R2	1,753	23,929	3,739	46,640
Class R3	23,779	324,903	56,059	700,910
Class R4	9,202	125,656	22,000	274,956
Class R6	295,063	4,028,681	660,976	8,265,621
	3,270,353	$44,648,002	7,606,608	$95,044,379

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/21		Year ended 2/28/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,586,182)	$(130,152,082)	(29,866,177)	$(368,944,745)
Class C	(5,841,435)	(79,309,294)	(24,873,333)	(313,101,450)
Class I	(10,352,661)	(140,260,517)	(46,458,975)	(567,582,659)
Class R1	(4,790)	(65,384)	(2,873)	(36,133)
Class R2	(15,301)	(209,898)	(140,095)	(1,765,344)
Class R3	(138,350)	(1,867,491)	(494,519)	(6,285,453)
Class R4	(145,705)	(1,952,348)	(285,574)	(3,527,252)
Class R6	(2,755,466)	(37,307,306)	(6,317,809)	(78,743,025)
	(28,839,890)	$(391,124,320)	(108,439,355)	$(1,339,986,061)
Net change
Class A	(767,693)	$(10,078,689)	207,981	$7,913,226
Class C	(4,677,881)	(63,481,016)	(21,610,017)	(272,661,977)
Class I	(1,278,459)	(17,135,283)	(22,842,775)	(274,865,681)
Class R1	957	13,496	1,705	19,607
Class R2	(2,373)	(33,678)	(100,709)	(1,269,274)
Class R3	11,386	172,509	(164,284)	(2,153,967)
Class R4	(53,923)	(716,756)	(104,351)	(1,246,934)
Class R6	(500,426)	(6,637,275)	(823,729)	(10,224,316)
	(7,268,412)	$(97,896,692)	(45,436,179)	$(554,489,316)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2021, the fund’s commitment fee and interest expense were $7,289 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$1,016,507,214	$27,512,827	$163,700,877	$475,688	$8,475,180	$889,270,032
MFS Institutional Money Market Portfolio	165,569,182	813,005,316	899,114,355	—	—	79,460,143
	$1,182,076,396	$840,518,143	$1,062,815,232	$475,688	$8,475,180	$968,730,175

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$24,809,789	$—
MFS Institutional Money Market Portfolio	26,296	—
	$24,836,085	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including a recent investment strategy change to permit the Fund to invest in investment grade quality debt instruments. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,

Board Review of Investment Advisory Agreement - continued
and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
August 31, 2021
MFS®  Government
Securities Fund
MFG-SEM

MFS® Government
Securities Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, and steepened the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though policymakers and investors think most of the price hikes will prove transitory.
Since midyear, the spread of the Delta variant of the coronavirus has slowed economic growth while markets have focused on a regulatory crackdown in China, which, when coupled with stress in that country's property development sector, has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
October 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	45.0%
U.S. Treasury Securities	40.1%
Commercial Mortgage-Backed Securities	5.1%
Municipal Bonds	2.0%
Collateralized Debt Obligations	1.4%
Investment Grade Corporates	1.3%
U.S. Government Agencies	0.4%
Non-U.S. Government Bonds	0.1%
Asset-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	5.4%
AA	1.7%
A	2.5%
BBB	0.3%
U.S. Government	40.0%
Federal Agencies	45.5%
Not Rated	0.1%
Cash & Cash Equivalents	4.6%
Other	(0.1)%
Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	5.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2021 through August 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/21	Ending Account Value 8/31/21	Expenses Paid During Period (p) 3/01/21-8/31/21
A	Actual	0.79%	$1,000.00	$1,008.41	$4.00
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
B	Actual	1.54%	$1,000.00	$1,004.62	$7.78
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
C	Actual	1.54%	$1,000.00	$1,003.63	$7.78
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
I	Actual	0.54%	$1,000.00	$1,008.70	$2.73
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75
R1	Actual	1.54%	$1,000.00	$1,004.62	$7.78
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
R2	Actual	1.04%	$1,000.00	$1,007.15	$5.26
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
R3	Actual	0.79%	$1,000.00	$1,007.43	$4.00
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
R4	Actual	0.54%	$1,000.00	$1,009.68	$2.74
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75
R6	Actual	0.44%	$1,000.00	$1,010.20	$2.23
	Hypothetical (h)	0.44%	$1,000.00	$1,022.99	$2.24
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.76%, $3.85, and $3.87 for Class A, 1.51%, $7.63, and $7.68 for Class B, 1.51%, $7.63, and $7.68 for Class C, 0.51%, $2.58, and $2.60 for Class I, 1.51%, $7.63, and $7.68 for Class R1, 1.01%, $5.11, and $5.14 for Class R2, 0.76%, $3.85, and $3.87 for Class R3, 0.51%, $2.58, and $2.60 for Class R4, 0.40%, $2.03, and $2.04 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
5

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.1%
Asset-Backed & Securitized – 6.5%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.676% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$6,215,880	$ 6,216,626
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.595% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,904,636
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	1,383,397	1,383,544
Bank, 2021-BN35, “XA”, 1.159%, 7/15/2031 (i)	13,420,652	1,101,331
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	21,386,971	2,133,053
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.767%, 2/15/2054 (i)	13,986,927	1,729,776
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	5,074,627	5,083,421
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.385%, 2/15/2054 (i)	44,053,867	4,125,107
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	26,380,656	2,239,723
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	28,371,816	1,930,992
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	33,851,133	3,321,680
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.406%, 8/15/2054 (i)	40,536,065	4,026,897
BPCRE Holder LLC, FLR, 0.942% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	1,747,800	1,746,700
BPCRE Holder LLC, FLR, 1.642% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	1,306,500	1,306,090
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.395% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,779,136
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	5,105,000	5,513,687
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,256,938	1,291,388
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	1,830,317	1,999,017
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.002%, 12/15/2072 (i)(n)	23,528,832	1,435,487
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	1,526,471	1,521,956
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	2,554,811	2,574,829
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	4,192,000	4,203,094
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.443%, 2/15/2054 (i)	$33,913,025	$ 3,456,059
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	19,077,937	1,128,058
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,082,728
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,367,460
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,419,366
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,813,239
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,939,461
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,776,161
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,439,943
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	511,278	521,746
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	3,429,659	3,702,126
KREF Ltd., 2018-FT1, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	759,000	759,000
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.845% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,510,529
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.634% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,738,397
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,877,911
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,887,572
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	4,790,500	4,841,362
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,834,874
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.025%, 12/15/2051 (i)	24,876,038	1,284,449
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	16,833,921	1,614,878
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	20,775,860	1,823,688
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.481% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	$3,163,115	$ 3,147,628
PFP III Ltd., 2021-7, “AS”, FLR, 1.245% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,441,728	5,424,712
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.326% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,833,656
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,359,567	3,741,462
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.113%, 1/15/2052 (i)(n)	14,459,908	830,071
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	7,948,914	8,723,381
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	2,285,000	2,317,541
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.684%, 8/15/2054 (i)	20,992,114	2,486,629
		$173,892,257
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$ 2,904,737
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,944,112
		$4,848,849
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$ 2,162,802
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$436,000	$ 436,770
Howard University, Washington D.C., 2.738%, 10/01/2022	458,000	467,223
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	524,277
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	571,241
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	709,931
		$2,709,442
Major Banks – 0.3%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$5,416,000	$ 5,466,771
UBS Group AG, 3.491%, 5/23/2023 (n)	2,120,000	2,167,349
		$7,634,120
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.7%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$7,884,000	$ 10,341,217
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	4,139,000	4,953,878
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	2,398,261
		$17,693,356
Mortgage-Backed – 44.9%
Fannie Mae, 2.152%, 1/25/2023	$1,773,679	$ 1,801,545
Fannie Mae, 2.41%, 5/01/2023	1,367,831	1,401,011
Fannie Mae, 2.55%, 5/01/2023	1,176,378	1,206,948
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	11,572,391	13,376,607
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	10,704,359	12,187,841
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	26,166,066	29,219,286
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	37,254,598	40,172,568
Fannie Mae, 2.641%, 12/25/2026	4,567,009	4,912,231
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	51,332,732	56,237,990
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	32,526,801	34,334,715
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	5,366,130	5,559,708
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	2,063,991	217,656
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	918,689	1,057,041
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	2,616,125	3,045,678
Fannie Mae, 3%, 2/25/2033 (i)	2,035,537	199,602
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,960,286	3,026,980
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	8,518,890	8,684,405
Fannie Mae, 2.75%, 9/25/2042	2,467,683	2,568,805
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,753,029	2,033,423
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	8,978,626	9,417,242
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	4,457,547	4,546,206
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	11,340,668	12,912,019
Freddie Mac, 5.5%, 5/01/2022 - 9/01/2041	5,033,861	5,811,441
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	4,506,952	5,017,254
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,781,292
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,356,611
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,624,586	1,891,568
Freddie Mac, 3.06%, 7/25/2023	871,000	906,485
Freddie Mac, 3.531%, 7/25/2023	240,000	252,560
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,847,717
Freddie Mac, 1.017%, 4/25/2024 (i)	45,654,403	822,975
Freddie Mac, 0.732%, 7/25/2024 (i)	58,313,821	732,847
Freddie Mac, 3.303%, 7/25/2024	4,700,000	5,037,929
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,472,664
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,450,868
Freddie Mac, 3.062%, 12/25/2024	325,000	349,035
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,606,383
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.329%, 5/25/2025	$16,621,000	$ 18,106,206
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,224,196
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,964,807	4,353,049
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,864,571
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	47,461,429	50,847,869
Freddie Mac, 3.3%, 10/25/2026	7,808,000	8,669,084
Freddie Mac, 1.481%, 3/25/2027 (i)	5,583,000	397,311
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,798,191
Freddie Mac, 0.711%, 7/25/2027 (i)	105,743,174	3,301,609
Freddie Mac, 0.562%, 8/25/2027 (i)	83,326,548	2,005,353
Freddie Mac, 0.427%, 1/25/2028 (i)	151,146,474	2,871,526
Freddie Mac, 0.434%, 1/25/2028 (i)	62,212,027	1,215,735
Freddie Mac, 0.269%, 2/25/2028 (i)	176,673,473	1,762,724
Freddie Mac, 2.5%, 3/15/2028	664,700	676,999
Freddie Mac, 0.262%, 4/25/2028 (i)	113,603,475	1,057,807
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	33,091,825	35,183,297
Freddie Mac, 1.218%, 7/25/2029 (i)	19,381,215	1,503,672
Freddie Mac, 1.268%, 8/25/2029 (i)	33,888,326	2,756,964
Freddie Mac, 1.915%, 4/25/2030 (i)	14,430,646	2,061,278
Freddie Mac, 1.984%, 4/25/2030 (i)	20,077,463	2,982,975
Freddie Mac, 1.765%, 5/25/2030 (i)	12,033,779	1,610,039
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	3,870,765
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	1,212,050
Freddie Mac, 1.704%, 8/25/2030 (i)	10,235,210	1,344,706
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	645,438
Freddie Mac, 1.172%, 11/25/2030 (i)	13,158,725	1,213,650
Freddie Mac, 0.423%, 1/25/2031 (i)	50,236,349	1,371,251
Freddie Mac, 0.874%, 1/25/2031 (i)	19,512,958	1,344,080
Freddie Mac, 1.027%, 1/25/2031 (i)	14,681,587	1,190,954
Freddie Mac, 0.625%, 3/25/2031 (i)	40,555,216	1,807,104
Freddie Mac, 0.837%, 3/25/2031 (i)	17,260,719	1,144,555
Freddie Mac, 1.333%, 5/25/2031 (i)	7,120,528	776,007
Freddie Mac, 5.5%, 2/15/2036 (i)	504,758	92,541
Freddie Mac, 2%, 8/15/2036	4,502,048	4,559,240
Freddie Mac, 6.5%, 5/01/2037	183,405	214,102
Freddie Mac, 4.5%, 12/15/2040 (i)	189,733	18,282
Freddie Mac, 1.75%, 8/15/2041	1,882,760	1,931,874
Freddie Mac, UMBS, 2.5%, 8/01/2040	823,025	870,266
Freddie Mac, UMBS, 3%, 2/01/2050 - 7/01/2050	3,934,751	4,165,046
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	2,265,348	2,616,713
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	6,601,180	7,370,630
Ginnie Mae, 5.698%, 8/20/2034	1,764,195	2,013,365
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	6,522,063	7,007,301
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3.5%, 10/20/2041 (i)	$818,219	$ 58,919
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	10,323,375	11,194,802
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2051	29,785,325	30,913,930
Ginnie Mae, 4%, 8/16/2042 (i)	899,355	118,761
Ginnie Mae, 3%, 2/20/2043 - 8/20/2051	30,489,939	32,077,077
Ginnie Mae, 2.25%, 9/20/2043	1,969,321	1,999,702
Ginnie Mae, 5.87%, 4/20/2058	41,763	48,024
Ginnie Mae, 0.558%, 2/16/2059 (i)	3,615,401	154,715
Ginnie Mae, TBA, 3.5%, 9/15/2051	56,717,230	59,690,453
Ginnie Mae, TBA, 2%, 9/21/2051	16,350,000	16,689,135
Ginnie Mae, TBA, 3%, 9/21/2051	14,650,000	15,315,545
Ginnie Mae, TBA, 4%, 9/21/2051	20,525,000	21,730,844
Ginnie Mae, TBA, 2.5%, 10/15/2051	20,925,000	21,659,827
UMBS, TBA, 1.5%, 9/25/2036 - 10/19/2036	19,625,000	19,926,048
UMBS, TBA, 2%, 9/25/2036 - 10/14/2051	226,700,000	230,420,678
UMBS, TBA, 2.5%, 9/25/2036 - 10/25/2051	132,540,000	137,779,133
UMBS, TBA, 3%, 9/25/2036 - 9/25/2051	82,985,603	86,822,127
		$ 1,200,087,231
Municipals – 1.9%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$1,910,000	$ 1,925,983
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	1,355,000	1,380,716
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	492,000	504,847
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	1,021,156
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	769,901
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	1,723,000	1,819,727
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	4,545,000	4,656,943
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	445,000	466,573
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	2,165,000	2,273,239
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,780,286	1,853,737
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	14,792,000	14,689,805
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	810,000	811,811
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	$770,000	$ 779,616
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	3,280,000	4,302,151
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,045,000	4,103,369
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.081%, 5/01/2024	1,150,000	1,162,060
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026	1,680,000	1,711,084
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	770,000	794,545
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,304,385
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,900,000	1,925,979
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	1,550,000	1,570,260
		$51,827,887
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$ 3,933,897
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 6.07%, 3/01/2022	$9,928	$ 10,011
Small Business Administration, 4.98%, 11/01/2023	45,117	46,773
Small Business Administration, 4.89%, 12/01/2023	129,068	133,205
Small Business Administration, 4.77%, 4/01/2024	150,575	155,989
Small Business Administration, 5.52%, 6/01/2024	78,484	82,060
Small Business Administration, 4.99%, 9/01/2024	121,724	126,518
Small Business Administration, 4.86%, 10/01/2024	85,453	88,971
Small Business Administration, 4.86%, 1/01/2025	164,010	171,949
Small Business Administration, 5.11%, 4/01/2025	128,036	134,563
Small Business Administration, 2.21%, 2/01/2033	1,073,237	1,123,044
Small Business Administration, 2.22%, 3/01/2033	1,691,544	1,756,530
Small Business Administration, 3.15%, 7/01/2033	1,643,460	1,765,617
Small Business Administration, 3.16%, 8/01/2033	635,131	682,325
Small Business Administration, 3.62%, 9/01/2033	686,397	746,123
Tennessee Valley Authority, 0.75%, 5/15/2025	3,827,000	3,862,663
		$10,886,341
U.S. Treasury Obligations – 39.8%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$ 1,615,183
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,320,766
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,266,601
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6.375%, 8/15/2027	$2,309,000	$ 3,042,558
U.S. Treasury Bonds, 1.625%, 5/15/2031	41,833,000	43,133,745
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,920,321
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	17,192,041
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	11,946,088
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	32,495,105
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	109,155,359
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	31,387,380
U.S. Treasury Notes, 1.5%, 9/15/2022	35,000,000	35,511,328
U.S. Treasury Notes, 0.125%, 9/30/2022	49,534,000	49,553,349
U.S. Treasury Notes, 0.125%, 2/28/2023	51,824,200	51,803,956
U.S. Treasury Notes, 2.5%, 3/31/2023	131,000,000	135,851,094
U.S. Treasury Notes, 0.125%, 5/31/2023	33,455,000	33,426,249
U.S. Treasury Notes, 0.125%, 6/30/2023	18,346,500	18,332,883
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	142,785,913
U.S. Treasury Notes, 0.125%, 12/15/2023	51,749,000	51,579,199
U.S. Treasury Notes, 2.875%, 7/31/2025	30,757,000	33,462,655
U.S. Treasury Notes, 0.25%, 9/30/2025	19,700,000	19,391,418
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	22,637,313
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	55,115,103
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	60,093,115
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	32,086,760
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	21,288,666
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	30,446,810
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	8,949,380
		$ 1,063,790,338
Total Bonds (Identified Cost, $2,448,835,895)		$ 2,539,466,520
Investment Companies (h) – 27.8%
Money Market Funds – 27.8%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $742,448,403)	742,449,918	$ 742,449,918

Other Assets, Less Liabilities – (22.9)%		(610,645,540)
Net Assets – 100.0%		$ 2,671,270,898

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $742,449,918 and $2,539,466,520, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
13

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,930,643, representing 2.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 8/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	670	$89,413,594	December – 2021	$18,492
U.S. Treasury Ultra Bond	Long	USD	447	88,184,719	December – 2021	555,922
						$574,414
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	141	$22,978,594	December – 2021	$(51,028)
U.S. Treasury Note 2 yr	Short	USD	482	106,198,156	December – 2021	(88,320)
U.S. Treasury Note 5 yr	Short	USD	174	21,527,063	December – 2021	(34,602)
U.S. Treasury Ultra Note 10 yr	Short	USD	160	23,682,500	December – 2021	(17,531)
						$(191,481)
At August 31, 2021, the fund had liquid securities with an aggregate value of $3,037,030 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
14

Financial Statements
Statement of Assets and Liabilities
At 8/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,448,835,895)	$2,539,466,520
Investments in affiliated issuers, at value (identified cost, $742,448,403)	742,449,918
Receivables for
Investments sold	898,245
TBA sale commitments	5,716,242
Fund shares sold	5,179,348
Interest	7,556,500
Other assets	15,526
Total assets	$3,301,282,299
Liabilities
Payable to custodian	$110,131
Payables for
Distributions	219,565
Net daily variation margin on open futures contracts	378,218
Investments purchased	12,033,503
TBA purchase commitments	615,068,745
Fund shares reacquired	1,578,481
Payable to affiliates
Investment adviser	51,576
Administrative services fee	1,962
Shareholder servicing costs	443,371
Distribution and service fees	13,734
Payable for independent Trustees' compensation	5,534
Accrued expenses and other liabilities	106,581
Total liabilities	$630,011,401
Net assets	$2,671,270,898
Net assets consist of
Paid-in capital	$2,666,521,515
Total distributable earnings (loss)	4,749,383
Net assets	$2,671,270,898
Shares of beneficial interest outstanding	262,638,328
15

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$780,095,293	76,636,927	$10.18
Class B	3,430,183	337,405	10.17
Class C	13,219,190	1,296,860	10.19
Class I	152,196,869	14,974,921	10.16
Class R1	2,156,877	212,143	10.17
Class R2	57,032,733	5,609,244	10.17
Class R3	42,835,697	4,210,172	10.17
Class R4	69,141,931	6,793,566	10.18
Class R6	1,551,162,125	152,567,090	10.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.63 [100 / 95.75 x $10.18]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
16

Financial Statements
Statement of Operations
Six months ended 8/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$20,304,930
Dividends from affiliated issuers	134,261
Total investment income	$20,439,191
Expenses
Management fee	$4,846,298
Distribution and service fees	1,317,739
Shareholder servicing costs	1,213,391
Administrative services fee	177,389
Independent Trustees' compensation	20,271
Custodian fee	73,828
Shareholder communications	32,229
Audit and tax fees	33,199
Legal fees	9,366
Miscellaneous	133,530
Total expenses	$7,857,240
Fees paid indirectly	(69)
Reduction of expenses by investment adviser and distributor	(166,512)
Net expenses	$7,690,659
Net investment income (loss)	$12,748,532
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(737,209)
Futures contracts	4,603,796
Net realized gain (loss)	$3,866,587
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,594,270
Futures contracts	697,074
Net unrealized gain (loss)	$7,291,344
Net realized and unrealized gain (loss)	$11,157,931
Change in net assets from operations	$23,906,463
See Notes to Financial Statements
17

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21
Change in net assets
From operations
Net investment income (loss)	$12,748,532	$37,460,682
Net realized gain (loss)	3,866,587	11,832,530
Net unrealized gain (loss)	7,291,344	(43,921,875)
Change in net assets from operations	$23,906,463	$5,371,337
Total distributions to shareholders	$(16,953,804)	$(44,976,163)
Change in net assets from fund share transactions	$67,795,492	$382,371,044
Total change in net assets	$74,748,151	$342,766,218
Net assets
At beginning of period	2,596,522,747	2,253,756,529
At end of period	$2,671,270,898	$2,596,522,747
See Notes to Financial Statements
18

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.15	$10.28	$9.59	$9.55	$9.84	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.14	$0.20	$0.20	$0.20	$0.19(c)
Net realized and unrealized gain (loss)	0.05	(0.10)	0.70	0.06	(0.26)	(0.29)
Total from investment operations	$0.09	$0.04	$0.90	$0.26	$(0.06)	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.17)	$(0.21)	$(0.22)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$10.18	$10.15	$10.28	$9.59	$9.55	$9.84
Total return (%) (r)(s)(t)(x)	0.84(n)	0.40	9.48	2.75	(0.61)	(0.97)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.81	0.85	0.86	0.87	0.88(c)
Expenses after expense reductions (f)	0.79(a)	0.80	0.84	0.84	0.85	0.86(c)
Net investment income (loss)	0.76(a)	1.35	1.98	2.12	2.06	1.93(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$780,095	$805,484	$702,063	$596,678	$625,457	$685,256
See Notes to Financial Statements
19

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.14	$10.27	$9.58	$9.54	$9.82	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.07	$0.12	$0.13	$0.13	$0.12(c)
Net realized and unrealized gain (loss)	0.05	(0.10)	0.71	0.06	(0.25)	(0.30)
Total from investment operations	$0.05	$(0.03)	$0.83	$0.19	$(0.12)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.10)	$(0.14)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$10.17	$10.14	$10.27	$9.58	$9.54	$9.82
Total return (%) (r)(s)(t)(x)	0.46(n)	(0.35)	8.68	1.99	(1.26)	(1.82)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.56	1.60	1.61	1.62	1.63(c)
Expenses after expense reductions (f)	1.54(a)	1.55	1.59	1.60	1.61	1.62(c)
Net investment income (loss)	0.02(a)	0.66	1.23	1.37	1.31	1.18(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$3,430	$4,468	$7,711	$8,811	$12,968	$18,013

Class C	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.17	$10.29	$9.60	$9.57	$9.85	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.07	$0.12	$0.13	$0.13	$0.12(c)
Net realized and unrealized gain (loss)	0.04	(0.09)	0.71	0.05	(0.25)	(0.30)
Total from investment operations	$0.04	$(0.02)	$0.83	$0.18	$(0.12)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.10)	$(0.14)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$10.19	$10.17	$10.29	$9.60	$9.57	$9.85
Total return (%) (r)(s)(t)(x)	0.36(n)	(0.25)	8.66	1.88	(1.25)	(1.81)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.56	1.60	1.61	1.62	1.63(c)
Expenses after expense reductions (f)	1.54(a)	1.55	1.59	1.60	1.61	1.62(c)
Net investment income (loss)	0.02(a)	0.63	1.23	1.37	1.30	1.17(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$13,219	$19,052	$20,084	$19,919	$29,766	$41,824
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.14	$10.27	$9.58	$9.55	$9.83	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.22	$0.22	$0.22	$0.22(c)
Net realized and unrealized gain (loss)	0.04	(0.10)	0.70	0.05	(0.24)	(0.29)
Total from investment operations	$0.09	$0.07	$0.92	$0.27	$(0.02)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.20)	$(0.23)	$(0.24)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$10.16	$10.14	$10.27	$9.58	$9.55	$9.83
Total return (%) (r)(s)(t)(x)	0.87(n)	0.65	9.76	2.90	(0.26)	(0.73)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.56	0.60	0.61	0.62	0.63(c)
Expenses after expense reductions (f)	0.54(a)	0.55	0.59	0.60	0.61	0.62(c)
Net investment income (loss)	1.01(a)	1.60	2.20	2.36	2.29	2.17(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$152,197	$162,286	$96,407	$43,627	$39,572	$43,439

Class R1	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.14	$10.27	$9.58	$9.54	$9.83	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.06	$0.12	$0.13	$0.13	$0.12(c)
Net realized and unrealized gain (loss)	0.05	(0.09)	0.71	0.06	(0.26)	(0.29)
Total from investment operations	$0.05	$(0.03)	$0.83	$0.19	$(0.13)	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.10)	$(0.14)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$10.17	$10.14	$10.27	$9.58	$9.54	$9.83
Total return (%) (r)(s)(t)(x)	0.46(n)	(0.35)	8.68	1.99	(1.36)	(1.72)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.56	1.60	1.61	1.62	1.63(c)
Expenses after expense reductions (f)	1.54(a)	1.55	1.59	1.60	1.61	1.62(c)
Net investment income (loss)	0.01(a)	0.61	1.23	1.37	1.31	1.18(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$2,157	$2,274	$2,158	$2,125	$2,237	$3,265
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.14	$10.27	$9.58	$9.54	$9.83	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.12	$0.17	$0.18	$0.18	$0.17(c)
Net realized and unrealized gain (loss)	0.04	(0.10)	0.71	0.06	(0.26)	(0.29)
Total from investment operations	$0.07	$0.02	$0.88	$0.24	$(0.08)	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.15)	$(0.19)	$(0.20)	$(0.21)	$(0.21)
Net asset value, end of period (x)	$10.17	$10.14	$10.27	$9.58	$9.54	$9.83
Total return (%) (r)(s)(t)(x)	0.71(n)	0.15	9.22	2.50	(0.86)	(1.22)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.06	1.10	1.11	1.12	1.13(c)
Expenses after expense reductions (f)	1.04(a)	1.05	1.09	1.10	1.11	1.12(c)
Net investment income (loss)	0.51(a)	1.12	1.73	1.87	1.80	1.68(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$57,033	$63,945	$78,519	$86,431	$98,060	$111,123

Class R3	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.15	$10.27	$9.58	$9.55	$9.83	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.14	$0.20	$0.20	$0.20	$0.19(c)
Net realized and unrealized gain (loss)	0.03	(0.09)	0.70	0.05	(0.25)	(0.30)
Total from investment operations	$0.07	$0.05	$0.90	$0.25	$(0.05)	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.21)	$(0.22)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$10.17	$10.15	$10.27	$9.58	$9.55	$9.83
Total return (%) (r)(s)(t)(x)	0.74(n)	0.50	9.49	2.65	(0.51)	(1.07)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.81	0.85	0.86	0.87	0.88(c)
Expenses after expense reductions (f)	0.79(a)	0.80	0.84	0.85	0.86	0.87(c)
Net investment income (loss)	0.76(a)	1.36	1.99	2.12	2.05	1.93(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$42,836	$49,242	$52,773	$66,977	$79,274	$88,434
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.15	$10.28	$9.59	$9.55	$9.84	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.22	$0.22	$0.23	$0.22(c)
Net realized and unrealized gain (loss)	0.05	(0.10)	0.71	0.06	(0.26)	(0.29)
Total from investment operations	$0.10	$0.07	$0.93	$0.28	$(0.03)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.20)	$(0.24)	$(0.24)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$10.18	$10.15	$10.28	$9.59	$9.55	$9.84
Total return (%) (r)(s)(t)(x)	0.97(n)	0.65	9.75	3.01	(0.36)	(0.72)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.56	0.60	0.61	0.62	0.63(c)
Expenses after expense reductions (f)	0.54(a)	0.55	0.59	0.60	0.61	0.62(c)
Net investment income (loss)	1.01(a)	1.61	2.22	2.36	2.30	2.18(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$69,142	$67,258	$73,230	$58,677	$64,691	$64,371

Class R6	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$10.14	$10.27	$9.58	$9.54	$9.83	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.23	$0.24	$0.24	$0.23(c)
Net realized and unrealized gain (loss)	0.04	(0.10)	0.71	0.05	(0.26)	(0.29)
Total from investment operations	$0.10	$0.08	$0.94	$0.29	$(0.02)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.21)	$(0.25)	$(0.25)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$10.17	$10.14	$10.27	$9.58	$9.54	$9.83
Total return (%) (r)(s)(t)(x)	1.02(n)	0.75	9.87	3.13	(0.25)	(0.61)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.46	0.50	0.50	0.50	0.51(c)
Expenses after expense reductions (f)	0.44(a)	0.45	0.49	0.49	0.50	0.50(c)
Net investment income (loss)	1.11(a)	1.69	2.33	2.48	2.42	2.30(c)
Portfolio turnover	211(n)	307	113	56	20	48
Net assets at end of period (000 omitted)	$1,551,162	$1,422,514	$1,220,812	$1,025,911	$1,066,416	$1,038,818

See Notes to Financial Statements
23

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is
25

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
26

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,074,676,679	$—	$1,074,676,679
Non - U.S. Sovereign Debt	—	3,933,897	—	3,933,897
Municipal Bonds	—	51,827,887	—	51,827,887
U.S. Corporate Bonds	—	32,881,220	—	32,881,220
Residential Mortgage-Backed Securities	—	1,200,087,231	—	1,200,087,231
Commercial Mortgage-Backed Securities	—	134,394,081	—	134,394,081
Asset-Backed Securities (including CDOs)	—	39,498,176	—	39,498,176
Foreign Bonds	—	2,167,349	—	2,167,349
Mutual Funds	742,449,918	—	—	742,449,918
Total	$742,449,918	$2,539,466,520	$—	$3,281,916,438
Other Financial Instruments
Futures Contracts – Assets	$574,414	$—	$—	$574,414
Futures Contracts – Liabilities	(191,481)	—	—	(191,481)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable
27

Notes to Financial Statements (unaudited) - continued
to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$574,414	$(191,481)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$4,603,796
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$697,074
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The
28

Notes to Financial Statements (unaudited) - continued
ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
29

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on
30

Notes to Financial Statements (unaudited) - continued
the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
31

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/21
Ordinary income (including any short-term capital gains)	$44,976,163
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/21
Cost of investments	$3,206,802,287
Gross appreciation	78,909,031
Gross depreciation	(3,794,880)
Net unrealized appreciation (depreciation)	$ 75,114,151
As of 2/28/21
Undistributed ordinary income	7,415,651
Capital loss carryforwards	(73,886,735)
Other temporary differences	(3,017,965)
Net unrealized appreciation (depreciation)	67,285,773
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(73,886,735)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
32

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/21	Year ended 2/28/21
Class A	$4,284,600	$13,069,927
Class B	6,614	60,676
Class C	26,931	222,594
Class I	1,055,943	3,382,613
Class R1	3,677	22,693
Class R2	255,992	1,057,985
Class R3	250,866	864,178
Class R4	454,948	1,407,096
Class R6	10,614,233	24,888,401
Total	$16,953,804	$44,976,163
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended August 31, 2021, this management fee reduction amounted to $165,753, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2021 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2023. For the six months ended August 31, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
33

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,765 for the six months ended August 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 994,371
Class B	0.75%	0.25%	1.00%	1.00%	19,817
Class C	0.75%	0.25%	1.00%	1.00%	80,011
Class R1	0.75%	0.25%	1.00%	1.00%	11,141
Class R2	0.25%	0.25%	0.50%	0.50%	154,334
Class R3	—	0.25%	0.25%	0.25%	58,065
Total Distribution and Service Fees					$1,317,739
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2021, this rebate amounted to $712, $1, and $46 for Class A, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2021, were as follows:
Amount
Class A	$32,320
Class B	2,891
Class C	1,372
34

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2021, the fee was $116,839, which equated to 0.0088% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $641,137.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2021, these costs for the fund amounted to $455,415 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective September 30, 2021, the fund will no longer participate in this Special Servicing Agreement.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2021 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $839 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $5,534 at August 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
35

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended August 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,292,152,748	$5,131,081,275
Non-U.S. Government securities	50,745,278	58,559,391
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/21		Year ended 2/28/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,919,199	$80,218,730	37,432,324	$388,976,524
Class B	5,860	59,274	172,933	1,792,195
Class C	150,588	1,525,430	1,838,016	19,087,959
Class I	2,010,799	20,337,191	20,764,180	215,062,429
Class R1	14,224	143,870	157,633	1,631,410
Class R2	409,824	4,136,913	2,829,544	29,391,810
Class R3	527,940	5,345,988	1,848,618	19,205,838
Class R4	927,610	9,387,137	4,005,926	41,619,980
Class R6	16,059,594	162,591,347	49,026,064	509,164,154
	28,025,638	$283,745,880	118,075,238	$1,225,932,299
Shares issued to shareholders in reinvestment of distributions
Class A	334,391	$3,387,305	1,005,414	$10,466,299
Class B	636	6,424	5,698	59,331
Class C	2,587	26,211	20,289	211,820
Class I	94,640	957,030	290,751	3,022,529
Class R1	363	3,674	2,180	22,685
Class R2	24,988	252,759	99,515	1,035,320
Class R3	24,787	250,860	83,031	864,142
Class R4	17,143	173,617	63,588	662,276
Class R6	1,030,922	10,431,793	2,344,033	24,359,227
	1,530,457	$15,489,673	3,914,499	$40,703,629
36

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/21		Year ended 2/28/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,946,316)	$(110,929,451)	(27,409,355)	$(284,825,248)
Class B	(109,679)	(1,109,151)	(489,221)	(5,076,599)
Class C	(730,056)	(7,399,435)	(1,935,540)	(20,133,491)
Class I	(3,138,245)	(31,777,142)	(14,438,216)	(149,772,348)
Class R1	(26,690)	(269,375)	(145,752)	(1,509,695)
Class R2	(1,130,509)	(11,446,951)	(4,272,384)	(44,167,230)
Class R3	(1,194,628)	(12,111,646)	(2,216,138)	(22,928,241)
Class R4	(776,266)	(7,865,120)	(4,570,079)	(47,313,619)
Class R6	(4,788,121)	(48,531,790)	(30,003,593)	(308,538,413)
	(22,840,510)	$(231,440,061)	(85,480,278)	$(884,264,884)
Net change
Class A	(2,692,726)	$(27,323,416)	11,028,383	$114,617,575
Class B	(103,183)	(1,043,453)	(310,590)	(3,225,073)
Class C	(576,881)	(5,847,794)	(77,235)	(833,712)
Class I	(1,032,806)	(10,482,921)	6,616,715	68,312,610
Class R1	(12,103)	(121,831)	14,061	144,400
Class R2	(695,697)	(7,057,279)	(1,343,325)	(13,740,100)
Class R3	(641,901)	(6,514,798)	(284,489)	(2,858,261)
Class R4	168,487	1,695,634	(500,565)	(5,031,363)
Class R6	12,302,395	124,491,350	21,366,504	224,984,968
	6,715,585	$67,795,492	36,509,459	$382,371,044
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 28%, 16%, 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
37

Notes to Financial Statements (unaudited) - continued
the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2021, the fund’s commitment fee and interest expense were $5,356 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$688,575,859	$517,676,046	$463,801,987	$—	$—	$742,449,918

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$134,261	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
38

Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
39

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that
40

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
41

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
42

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
43

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
44

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
August 31, 2021
MFS®  New Discovery
Value Fund
NDV-SEM

MFS® New Discovery
Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, and steepened the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though policymakers and investors think most of the price hikes will prove transitory.
Since midyear, the spread of the Delta variant of the coronavirus has slowed economic growth while markets have focused on a regulatory crackdown in China, which, when coupled with stress in that country's property development sector, has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
October 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Berry Global Group, Inc.	1.7%
Graphic Packaging Holding Co.	1.7%
Skechers USA, Inc., “A”	1.7%
Umpqua Holdings Corp.	1.6%
LKQ Corp.	1.5%
Cathay General Bancorp, Inc.	1.5%
Element Solutions, Inc.	1.5%
International Game Technology PLC	1.5%
UMB Financial Corp.	1.5%
Encore Capital Group, Inc.	1.5%
GICS equity sectors (g)
Financials	24.1%
Industrials	15.1%
Consumer Discretionary	13.1%
Materials	11.2%
Real Estate	8.8%
Information Technology	7.5%
Health Care	6.0%
Energy	5.1%
Utilities	5.0%
Consumer Staples	2.6%
Communication Services	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of August 31, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2021 through August 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/21	Ending Account Value 8/31/21	Expenses Paid During Period (p) 3/01/21-8/31/21
A	Actual	1.18%	$1,000.00	$1,139.97	$6.36
	Hypothetical (h)	1.18%	$1,000.00	$1,019.26	$6.01
B	Actual	1.93%	$1,000.00	$1,135.23	$10.39
	Hypothetical (h)	1.93%	$1,000.00	$1,015.48	$9.80
C	Actual	1.93%	$1,000.00	$1,135.32	$10.39
	Hypothetical (h)	1.93%	$1,000.00	$1,015.48	$9.80
I	Actual	0.93%	$1,000.00	$1,140.80	$5.02
	Hypothetical (h)	0.93%	$1,000.00	$1,020.52	$4.74
R1	Actual	1.93%	$1,000.00	$1,134.67	$10.38
	Hypothetical (h)	1.93%	$1,000.00	$1,015.48	$9.80
R2	Actual	1.43%	$1,000.00	$1,137.97	$7.71
	Hypothetical (h)	1.43%	$1,000.00	$1,018.00	$7.27
R3	Actual	1.18%	$1,000.00	$1,139.66	$6.36
	Hypothetical (h)	1.18%	$1,000.00	$1,019.26	$6.01
R4	Actual	0.93%	$1,000.00	$1,140.52	$5.02
	Hypothetical (h)	0.93%	$1,000.00	$1,020.52	$4.74
R6	Actual	0.83%	$1,000.00	$1,141.56	$4.48
	Hypothetical (h)	0.83%	$1,000.00	$1,021.02	$4.23
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.2%
CACI International, Inc., “A” (a)	182,545	$ 47,012,639
KBR, Inc.	1,404,814	54,703,457
PAE, Inc. (a)(h)	4,731,143	31,651,347
		$133,367,443
Apparel Manufacturers – 2.6%
PVH Corp. (a)	379,491	$ 39,766,862
Skechers USA, Inc., “A” (a)	1,378,163	69,500,760
		$109,267,622
Automotive – 3.5%
LKQ Corp. (a)	1,215,627	$ 64,051,387
Methode Electronics, Inc.	1,016,792	47,352,003
Stoneridge, Inc. (a)	608,451	14,176,908
Visteon Corp. (a)	187,772	19,843,745
		$145,424,043
Business Services – 1.1%
Paya, Inc. (a)	2,997,493	$ 28,925,807
WNS (Holdings) Ltd., ADR (a)	216,821	17,983,134
		$46,908,941
Chemicals – 1.5%
Element Solutions, Inc.	2,764,561	$ 62,838,471
Computer Software – 0.9%
8x8, Inc. (a)	749,579	$ 18,102,333
ACI Worldwide, Inc. (a)	648,473	20,900,285
		$39,002,618
Computer Software - Systems – 2.1%
Softchoice Corp.	1,835,176	$ 48,728,567
Verint Systems, Inc. (a)	880,949	39,325,563
		$88,054,130
Construction – 1.7%
Armstrong World Industries, Inc.	183,360	$ 19,056,605
GMS, Inc. (a)	346,316	17,111,474
Toll Brothers, Inc.	542,359	34,743,517
		$70,911,596
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.6%
Energizer Holdings, Inc.	614,080	$ 24,157,907
Newell Brands, Inc.	1,157,525	29,412,710
Prestige Consumer Healthcare, Inc. (a)	946,197	54,302,246
		$107,872,863
Consumer Services – 1.7%
BrightView Holdings, Inc. (a)	1,082,367	$ 16,592,686
Grand Canyon Education, Inc. (a)	481,112	42,886,324
Regis Corp. (a)(h)	1,889,155	10,239,220
		$69,718,230
Containers – 6.1%
Ardagh Metal Packaging S.A. (a)(l)	2,192,940	$ 23,486,387
Berry Global, Inc. (a)	1,059,225	71,148,143
Graphic Packaging Holding Co.	3,423,037	70,240,719
Owens Corning	237,843	22,725,899
Pactiv Evergreen, Inc.	2,442,414	33,583,193
Silgan Holdings, Inc.	787,779	33,425,463
		$254,609,804
Electrical Equipment – 2.8%
nVent Electric PLC	1,273,441	$ 43,755,433
TriMas Corp. (a)	1,294,902	41,579,303
WESCO International, Inc. (a)	282,385	33,044,693
		$118,379,429
Electronics – 2.3%
Cohu, Inc. (a)	765,254	$ 27,304,263
nLIGHT, Inc. (a)	462,616	12,772,828
Plexus Corp. (a)	595,332	54,669,337
		$94,746,428
Energy - Independent – 2.4%
Devon Energy Corp.	952,006	$ 28,131,777
Magnolia Oil & Gas Corp., “A”	2,407,664	37,752,172
Viper Energy Partners LP	1,868,293	34,600,786
		$100,484,735
Engineering - Construction – 1.5%
APi Group, Inc. (a)	1,793,407	$ 41,589,108
Quanta Services, Inc.	225,466	23,020,079
		$64,609,187
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Hostess Brands, Inc. (a)	2,482,405	$ 39,619,184
Nomad Foods Ltd. (a)	1,646,903	43,461,770
		$83,080,954
Furniture & Appliances – 0.6%
IMAX Corp. (a)	1,481,392	$ 23,272,668
Gaming & Lodging – 2.2%
International Game Technology PLC (a)	2,900,586	$ 62,333,593
Wyndham Hotels & Resorts, Inc.	408,822	29,721,360
		$92,054,953
Insurance – 4.2%
CNO Financial Group, Inc.	1,969,458	$ 48,172,943
Everest Re Group Ltd.	133,647	35,403,090
Hanover Insurance Group, Inc.	282,016	39,851,681
Selective Insurance Group, Inc.	442,065	36,943,372
SiriusPoint Ltd. (a)	1,711,526	16,790,070
		$177,161,156
Leisure & Toys – 1.1%
Brunswick Corp.	272,666	$ 26,413,155
Funko, Inc., “A” (a)	919,939	18,343,584
		$44,756,739
Machinery & Tools – 1.4%
Enerpac Tool Group Corp.	557,985	$ 14,038,903
Regal Beloit Corp.	120,484	18,002,719
Rexnord Corp.	447,082	27,164,702
		$59,206,324
Medical & Health Technology & Services – 3.3%
ICON PLC (a)	124,847	$ 31,932,117
Premier, Inc., “A”	1,288,747	47,915,613
Syneos Health, Inc. (a)	639,107	59,296,348
		$139,144,078
Medical Equipment – 0.8%
Agiliti Health, Inc. (a)	1,657,969	$ 35,364,479
Metals & Mining – 1.4%
Arconic Corp. (a)	1,079,407	$ 37,228,747
Kaiser Aluminum Corp.	182,427	23,033,233
		$60,261,980
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 2.2%
New Jersey Resources Corp.	1,084,360	$ 40,490,003
South Jersey Industries, Inc.	2,075,898	51,503,029
		$91,993,032
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	4,557,644	$ 44,482,605
Oil Services – 1.6%
ChampionX Corp. (a)	2,169,559	$ 50,615,811
Frank's International N.V. (a)	5,977,271	17,214,541
		$67,830,352
Other Banks & Diversified Financials – 21.1%
Air Lease Corp.	570,019	$ 22,652,555
Bank of Hawaii Corp.	516,721	43,306,387
Brookline Bancorp, Inc.	2,503,525	37,477,769
Cathay General Bancorp, Inc.	1,581,771	62,922,850
East West Bancorp, Inc.	584,161	42,842,368
Element Fleet Management Corp.	3,910,702	43,116,447
Encore Capital Group, Inc. (a)	1,238,033	60,923,604
First Hawaiian, Inc.	1,823,767	50,901,337
Hanmi Financial Corp.	1,450,163	27,959,143
Lakeland Financial Corp.	432,093	28,695,296
Prosperity Bancshares, Inc.	774,123	54,095,715
Sandy Spring Bancorp, Inc.	519,881	22,651,215
Signature Bank	108,013	28,011,011
SLM Corp.	3,164,541	59,335,144
Textainer Group Holdings Ltd. (a)	1,741,588	57,855,553
Triton International Ltd. of Bermuda	467,605	25,587,346
UMB Financial Corp.	679,956	62,270,371
Umpqua Holdings Corp.	3,490,468	67,959,412
Wintrust Financial Corp.	571,564	42,775,850
Zions Bancorp NA	772,486	44,726,939
		$886,066,312
Pharmaceuticals – 0.5%
Organon & Co.	631,201	$ 21,391,402
Pollution Control – 0.5%
U.S. Ecology, Inc. (a)	565,482	$ 20,272,530
Real Estate – 10.1%
Brixmor Property Group, Inc., REIT	1,172,881	$ 27,504,059
Broadstone Net Lease, Inc.	1,683,791	46,135,873
Douglas Emmett, Inc., REIT	513,846	16,962,057
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Empire State Realty Trust, REIT, “A”	3,041,749	$ 31,238,762
Industrial Logistics Properties Trust, REIT	1,903,900	52,223,977
Lexington Realty Trust, REIT	3,304,496	44,709,831
Life Storage, Inc., REIT	310,665	38,659,153
National Storage Affiliates Trust, REIT	550,470	31,514,408
Office Properties Income Trust, REIT	618,193	16,400,660
Phillips Edison & Co., REIT (h)	1,098,212	33,012,253
STAG Industrial, Inc., REIT	773,603	32,684,727
Two Harbors Investment Corp., REIT	7,796,444	51,456,530
		$422,502,290
Specialty Chemicals – 3.5%
Avient Corp.	1,122,553	$ 58,473,786
Axalta Coating Systems Ltd. (a)	644,917	19,695,765
Diversey Holdings Ltd. (a)	2,056,192	35,921,674
Univar Solutions, Inc. (a)	1,322,272	31,218,842
		$145,310,067
Specialty Stores – 2.0%
Urban Outfitters, Inc. (a)	1,309,546	$ 43,241,209
Zumiez, Inc. (a)	1,058,373	42,536,011
		$85,777,220
Trucking – 0.6%
Schneider National, Inc.	1,122,828	$ 25,308,543
Utilities - Electric Power – 2.8%
Black Hills Corp.	847,400	$ 59,597,642
Portland General Electric Co.	1,119,556	57,489,201
		$117,086,843
Total Common Stocks (Identified Cost, $3,024,206,009)		$4,148,520,067
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $41,221,211)	41,221,211	$ 41,221,211
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j) (Identified Cost, $6,976,811)	6,976,811	$ 6,976,811

Other Assets, Less Liabilities – (0.2)%		(7,990,878)
Net Assets – 100.0%		$4,188,727,211
9

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $116,124,031 and $4,080,594,058, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 8/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $7,064,969 of securities on loan (identified cost, $2,932,208,597)	$4,080,594,058
Investments in affiliated issuers, at value (identified cost, $140,195,434)	116,124,031
Receivables for
Investments sold	4,485,703
Fund shares sold	4,755,660
Interest and dividends	3,957,277
Other assets	72,441
Total assets	$4,209,989,170
Liabilities
Payables for
Investments purchased	$4,074,113
Fund shares reacquired	9,203,086
Collateral for securities loaned, at value (c)	6,976,811
Payable to affiliates
Investment adviser	202,755
Administrative services fee	3,058
Shareholder servicing costs	550,440
Distribution and service fees	9,231
Accrued expenses and other liabilities	242,465
Total liabilities	$21,261,959
Net assets	$4,188,727,211
Net assets consist of
Paid-in capital	$2,823,876,816
Total distributable earnings (loss)	1,364,850,395
Net assets	$4,188,727,211
Shares of beneficial interest outstanding	197,610,555

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$363,952,794	17,326,050	$21.01
Class B	6,456,976	325,763	19.82
Class C	40,626,800	2,060,623	19.72
Class I	1,679,540,817	79,207,106	21.20
Class R1	2,445,812	123,372	19.82
Class R2	5,099,443	245,037	20.81
Class R3	100,711,366	4,783,794	21.05
Class R4	100,948,598	4,754,055	21.23
Class R6	1,888,944,605	88,784,755	21.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.29 [100 / 94.25 x $21.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 8/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$31,411,429
Other	111,714
Income on securities loaned	64,410
Dividends from affiliated issuers	6,009
Foreign taxes withheld	(57,101)
Total investment income	$31,536,461
Expenses
Management fee	$16,558,844
Distribution and service fees	845,183
Shareholder servicing costs	1,236,662
Administrative services fee	272,323
Independent Trustees' compensation	27,879
Custodian fee	65,201
Shareholder communications	116,099
Audit and tax fees	29,455
Legal fees	10,718
Miscellaneous	120,982
Total expenses	$19,283,346
Reduction of expenses by investment adviser and distributor	(257,684)
Net expenses	$19,025,662
Net investment income (loss)	$12,510,799
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$289,559,401
Foreign currency	74,885
Net realized gain (loss)	$289,634,286
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$238,306,070
Affiliated issuers	(16,692,183)
Net unrealized gain (loss)	$221,613,887
Net realized and unrealized gain (loss)	$511,248,173
Change in net assets from operations	$523,758,972
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21
Change in net assets
From operations
Net investment income (loss)	$12,510,799	$23,018,760
Net realized gain (loss)	289,634,286	(33,509,403)
Net unrealized gain (loss)	221,613,887	992,232,798
Change in net assets from operations	$523,758,972	$981,742,155
Total distributions to shareholders	$(23,583,414)	$(67,363,256)
Change in net assets from fund share transactions	$(42,632,090)	$(147,791,280)
Total change in net assets	$457,543,468	$766,587,619
Net assets
At beginning of period	3,731,183,743	2,964,596,124
At end of period	$4,188,727,211	$3,731,183,743
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$18.53	$14.12	$15.16	$14.92	$14.99	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.10	$0.05	$0.02	$0.03(c)
Net realized and unrealized gain (loss)	2.55	4.66	(0.38)	1.21	0.72	4.18
Total from investment operations	$2.59	$4.73	$(0.28)	$1.26	$0.74	$4.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$—	$(0.10)	$(0.04)	$(0.00)(w)	$(0.06)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.11)	$(0.32)	$(0.76)	$(1.02)	$(0.81)	$(0.62)
Net asset value, end of period (x)	$21.01	$18.53	$14.12	$15.16	$14.92	$14.99
Total return (%) (r)(s)(t)(x)	14.00(n)	34.47	(2.41)	8.90	4.98	37.22(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.23	1.23	1.29	1.33	1.43(c)
Expenses after expense reductions (f)	1.18(a)	1.22	1.22	1.28	1.32	1.39(c)
Net investment income (loss)	0.35(a)	0.53	0.64	0.31	0.12	0.22(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$363,953	$333,743	$331,255	$318,067	$250,525	$189,746
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$17.54	$13.48	$14.52	$14.40	$14.60	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.02)	$(0.07)	$(0.09)	$(0.07)(c)
Net realized and unrealized gain (loss)	2.41	4.41	(0.36)	1.17	0.70	4.08
Total from investment operations	$2.37	$4.38	$(0.38)	$1.10	$0.61	$4.01
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$—	$—	$—	$(0.01)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.09)	$(0.32)	$(0.66)	$(0.98)	$(0.81)	$(0.57)
Net asset value, end of period (x)	$19.82	$17.54	$13.48	$14.52	$14.40	$14.60
Total return (%) (r)(s)(t)(x)	13.52(n)	33.50	(3.11)	8.05	4.21	36.17(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.98	1.98	2.04	2.08	2.18(c)
Expenses after expense reductions (f)	1.93(a)	1.97	1.97	2.03	2.07	2.14(c)
Net investment income (loss)	(0.40)(a)	(0.21)	(0.12)	(0.48)	(0.63)	(0.54)(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$6,457	$6,032	$6,207	$7,198	$6,329	$5,872
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$17.45	$13.41	$14.45	$14.33	$14.54	$11.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.02)	$(0.08)	$(0.09)	$(0.06)(c)
Net realized and unrealized gain (loss)	2.40	4.39	(0.36)	1.18	0.69	4.05
Total from investment operations	$2.36	$4.36	$(0.38)	$1.10	$0.60	$3.99
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$—	$—	$—	$—
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.09)	$(0.32)	$(0.66)	$(0.98)	$(0.81)	$(0.56)
Net asset value, end of period (x)	$19.72	$17.45	$13.41	$14.45	$14.33	$14.54
Total return (%) (r)(s)(t)(x)	13.53(n)	33.52	(3.12)	8.09	4.15	36.17(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.98	1.98	2.04	2.08	2.18(c)
Expenses after expense reductions (f)	1.93(a)	1.97	1.97	2.03	2.07	2.14(c)
Net investment income (loss)	(0.41)(a)	(0.21)	(0.11)	(0.56)	(0.64)	(0.46)(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$40,627	$39,061	$38,477	$41,046	$52,616	$63,140
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$18.69	$14.21	$15.25	$15.00	$15.06	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.14	$0.12	$0.06	$0.06(c)
Net realized and unrealized gain (loss)	2.57	4.70	(0.39)	1.19	0.73	4.20
Total from investment operations	$2.63	$4.81	$(0.25)	$1.31	$0.79	$4.26
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.01)	$(0.13)	$(0.08)	$(0.04)	$(0.08)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.12)	$(0.33)	$(0.79)	$(1.06)	$(0.85)	$(0.64)
Net asset value, end of period (x)	$21.20	$18.69	$14.21	$15.25	$15.00	$15.06
Total return (%) (r)(s)(t)(x)	14.08(n)	34.82	(2.17)	9.19	5.26	37.54(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.98	0.98	1.04	1.08	1.18(c)
Expenses after expense reductions (f)	0.93(a)	0.97	0.97	1.03	1.07	1.14(c)
Net investment income (loss)	0.60(a)	0.78	0.89	0.77	0.37	0.42(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$1,679,541	$1,430,510	$1,119,891	$917,167	$351,939	$242,154
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$17.55	$13.49	$14.53	$14.41	$14.61	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.03)	$(0.02)	$(0.06)	$(0.09)	$(0.06)(c)
Net realized and unrealized gain (loss)	2.40	4.41	(0.36)	1.16	0.70	4.07
Total from investment operations	$2.36	$4.38	$(0.38)	$1.10	$0.61	$4.01
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$(0.00)(w)	$—	$—	$—
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.09)	$(0.32)	$(0.66)	$(0.98)	$(0.81)	$(0.56)
Net asset value, end of period (x)	$19.82	$17.55	$13.49	$14.53	$14.41	$14.61
Total return (%) (r)(s)(t)(x)	13.47(n)	33.47	(3.08)	8.04	4.20	36.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.98	1.98	2.04	2.08	2.18(c)
Expenses after expense reductions (f)	1.93(a)	1.96	1.97	2.03	2.07	2.14(c)
Net investment income (loss)	(0.40)(a)	(0.22)	(0.11)	(0.42)	(0.64)	(0.45)(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$2,446	$2,320	$1,453	$1,581	$1,228	$210
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$18.38	$14.04	$15.09	$14.87	$14.97	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.06	$0.02	$(0.02)	$(0.00)(c)(w)
Net realized and unrealized gain (loss)	2.51	4.62	(0.38)	1.19	0.73	4.17
Total from investment operations	$2.53	$4.66	$(0.32)	$1.21	$0.71	$4.17
Less distributions declared to shareholders
From net investment income	$(0.10)	$—	$(0.07)	$(0.01)	$—	$(0.04)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.10)	$(0.32)	$(0.73)	$(0.99)	$(0.81)	$(0.60)
Net asset value, end of period (x)	$20.81	$18.38	$14.04	$15.09	$14.87	$14.97
Total return (%) (r)(s)(t)(x)	13.80(n)	34.16	(2.64)	8.59	4.78	36.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.48	1.47	1.54	1.58	1.68(c)
Expenses after expense reductions (f)	1.43(a)	1.47	1.47	1.53	1.57	1.64(c)
Net investment income (loss)	0.15(a)	0.29	0.40	0.16	(0.13)	(0.02)(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$5,099	$4,779	$5,054	$3,719	$2,349	$1,216
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$18.57	$14.15	$15.20	$14.96	$15.03	$11.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.10	$0.06	$0.02	$0.01(c)
Net realized and unrealized gain (loss)	2.55	4.67	(0.38)	1.20	0.73	4.20
Total from investment operations	$2.59	$4.74	$(0.28)	$1.26	$0.75	$4.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.00)(w)	$(0.11)	$(0.04)	$(0.01)	$(0.05)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.11)	$(0.32)	$(0.77)	$(1.02)	$(0.82)	$(0.61)
Net asset value, end of period (x)	$21.05	$18.57	$14.15	$15.20	$14.96	$15.03
Total return (%) (r)(s)(t)(x)	13.97(n)	34.47	(2.41)	8.88	5.04	37.11(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.23	1.22	1.29	1.33	1.46(c)
Expenses after expense reductions (f)	1.18(a)	1.22	1.21	1.28	1.32	1.39(c)
Net investment income (loss)	0.37(a)	0.53	0.64	0.40	0.11	0.08(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$100,711	$88,963	$76,069	$45,355	$26,095	$14,208
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$18.72	$14.23	$15.27	$15.02	$15.08	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.14	$0.10	$0.06	$0.06(c)
Net realized and unrealized gain (loss)	2.58	4.71	(0.38)	1.21	0.73	4.20
Total from investment operations	$2.63	$4.82	$(0.24)	$1.31	$0.79	$4.26
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.01)	$(0.14)	$(0.08)	$(0.04)	$(0.08)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.12)	$(0.33)	$(0.80)	$(1.06)	$(0.85)	$(0.64)
Net asset value, end of period (x)	$21.23	$18.72	$14.23	$15.27	$15.02	$15.08
Total return (%) (r)(s)(t)(x)	14.05(n)	34.84	(2.16)	9.19	5.28	37.46(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.98	0.98	1.03	1.08	1.20(c)
Expenses after expense reductions (f)	0.93(a)	0.97	0.97	1.03	1.07	1.14(c)
Net investment income (loss)	0.53(a)	0.78	0.89	0.66	0.36	0.45(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$100,949	$104,206	$82,613	$71,765	$5,469	$2,440
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/21 (unaudited)	2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value, beginning of period	$18.75	$14.24	$15.27	$15.02	$15.08	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.16	$0.12	$0.07	$0.10(c)
Net realized and unrealized gain (loss)	2.58	4.71	(0.38)	1.20	0.73	4.18
Total from investment operations	$2.65	$4.84	$(0.22)	$1.32	$0.80	$4.28
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.01)	$(0.15)	$(0.09)	$(0.05)	$(0.09)
From net realized gain	(0.00)(w)	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)
Total distributions declared to shareholders	$(0.12)	$(0.33)	$(0.81)	$(1.07)	$(0.86)	$(0.65)
Net asset value, end of period (x)	$21.28	$18.75	$14.24	$15.27	$15.02	$15.08
Total return (%) (r)(s)(t)(x)	14.16(n)	34.98	(2.02)	9.28	5.36	37.68(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.87	0.87	0.92	0.97	1.07(c)
Expenses after expense reductions (f)	0.83(a)	0.86	0.86	0.92	0.96	1.02(c)
Net investment income (loss)	0.71(a)	0.89	0.99	0.78	0.47	0.73(c)
Portfolio turnover	21(n)	48	44	57	60	60
Net assets at end of period (000 omitted)	$1,888,945	$1,721,570	$1,303,575	$938,134	$599,845	$346,955

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
24

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
25

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,148,520,067	$—	$—	$4,148,520,067
Mutual Funds	48,198,022	—	—	48,198,022
Total	$4,196,718,089	$—	$—	$4,196,718,089
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
26

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $7,064,969. The fair value of the fund's investment securities on loan and a related liability of $6,976,811 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $440,781 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
27

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/21
Ordinary income (including any short-term capital gains)	$34,305,697
Long-term capital gains	33,057,559
Total distributions	$67,363,256
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/21
Cost of investments	$3,134,011,438
Gross appreciation	1,132,195,986
Gross depreciation	(69,489,335)
Net unrealized appreciation (depreciation)	$1,062,706,651
As of 2/28/21
Undistributed ordinary income	23,582,073
Net unrealized appreciation (depreciation)	841,092,764
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/21	Year ended 2/28/21
Class A	$1,949,830	$6,297,483
Class B	30,113	130,336
Class C	187,123	807,766
Class I	9,388,103	24,173,641
Class R1	11,252	35,695
Class R2	25,641	98,960
Class R3	532,537	1,755,065
Class R4	524,491	1,948,117
Class R6	10,934,324	32,116,193
Total	$23,583,414	$67,363,256
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended August 31, 2021, this management fee reduction amounted to $257,474, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2021 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2023. For the six months ended August 31, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
29

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,833 for the six months ended August 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 455,534
Class B	0.75%	0.25%	1.00%	1.00%	32,934
Class C	0.75%	0.25%	1.00%	1.00%	208,074
Class R1	0.75%	0.25%	1.00%	1.00%	12,221
Class R2	0.25%	0.25%	0.50%	0.50%	13,202
Class R3	—	0.25%	0.25%	0.25%	123,218
Total Distribution and Service Fees					$845,183
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2021, this rebate amounted to $210 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2021, were as follows:
Amount
Class A	$460
Class B	1,982
Class C	345
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
30

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2021, the fee was $58,151, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,178,511.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2021 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,135,099.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2021, this reimbursement amounted to $111,377, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $858,656,802 and $879,082,444, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/21		Year ended 2/28/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	657,280	$13,346,786	2,019,337	$26,327,639
Class B	1,264	24,717	976	13,070
Class C	41,142	788,559	169,412	2,108,802
Class I	10,905,691	224,113,340	31,316,292	433,769,956
Class R1	13,795	264,921	32,645	482,002
Class R2	67,796	1,358,774	71,753	972,777
Class R3	990,068	20,365,673	1,577,907	21,718,615
Class R4	960,022	19,858,509	1,417,123	19,335,999
Class R6	10,080,740	208,271,151	31,239,089	414,302,831
	23,717,798	$488,392,430	67,844,534	$919,031,691
Shares issued to shareholders in reinvestment of distributions
Class A	93,872	$1,946,914	486,139	$6,285,772
Class B	1,529	29,941	10,527	129,382
Class C	9,601	186,940	66,035	806,943
Class I	437,149	9,149,535	1,807,969	23,539,760
Class R1	575	11,252	2,904	35,695
Class R2	1,248	25,641	7,707	98,960
Class R3	25,627	532,537	135,422	1,755,065
Class R4	25,023	524,491	149,395	1,948,117
Class R6	459,685	9,653,392	2,195,048	28,645,381
	1,054,309	$22,060,643	4,861,146	$63,245,075
Shares reacquired
Class A	(1,432,444)	$(29,213,839)	(7,951,911)	$(102,359,961)
Class B	(20,932)	(407,773)	(127,934)	(1,696,929)
Class C	(228,883)	(4,409,704)	(864,947)	(10,878,824)
Class I	(8,669,013)	(178,656,884)	(35,383,231)	(472,821,255)
Class R1	(23,206)	(444,227)	(11,060)	(151,491)
Class R2	(84,045)	(1,713,305)	(179,347)	(2,429,696)
Class R3	(1,021,403)	(20,759,006)	(2,298,084)	(34,272,909)
Class R4	(1,798,434)	(37,324,406)	(1,803,699)	(25,628,339)
Class R6	(13,590,560)	(280,156,019)	(33,135,986)	(479,828,642)
	(26,868,920)	$(553,085,163)	(81,756,199)	$(1,130,068,046)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/21		Year ended 2/28/21
	Shares	Amount	Shares	Amount
Net change
Class A	(681,292)	$(13,920,139)	(5,446,435)	$(69,746,550)
Class B	(18,139)	(353,115)	(116,431)	(1,554,477)
Class C	(178,140)	(3,434,205)	(629,500)	(7,963,079)
Class I	2,673,827	54,605,991	(2,258,970)	(15,511,539)
Class R1	(8,836)	(168,054)	24,489	366,206
Class R2	(15,001)	(328,890)	(99,887)	(1,357,959)
Class R3	(5,708)	139,204	(584,755)	(10,799,229)
Class R4	(813,389)	(16,941,406)	(237,181)	(4,344,223)
Class R6	(3,050,135)	(62,231,476)	298,151	(36,880,430)
	(2,096,813)	$(42,632,090)	(9,050,519)	$(147,791,280)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
33

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2021, the fund’s commitment fee and interest expense were $7,067 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$51,206,243	$420,846,435	$430,831,467	$—	$—	$41,221,211
PAE, Inc.	37,682,140	1,030,366	—	—	(7,061,159)	31,651,347
Phillips Edison & Co., REIT	—	30,760,741	—	—	2,251,512	33,012,253
Regis Corp.	21,725,186	396,570	—	—	(11,882,536)	10,239,220
	$110,613,569	$453,034,112	$430,831,467	$—	$(16,692,183)	$116,124,031

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,009	$—
PAE, Inc.	—	—
Phillips Edison & Co., REIT	—	—
Regis Corp.	—	—
	$6,009	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
34

Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
35

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
36

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
37

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
38

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2021

*	Print name and title of each signing officer under his or her signature.